UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1.	Reports to Stockholders.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
October 31, 2025
Annual
Report
Nuveen Quality Municipal Income Fund
NAD
Nuveen AMT-Free Quality Municipal Income Fund
NEA

Table
of Contents
Discussion of Fund Performance 3
Common Share Information 6
About the Funds’ Benchmarks 8
Fund Performance, Leverage and Holdings Summaries 9
Report of Independent Registered Public Accounting Firm 15
Portfolios of Investments 16
Statement of Assets and Liabilities 110
Statement of Operations 111
Statement of Changes in Net Assets 112
Statement of Cash Flows 113
Financial Highlights 114
Notes to Financial Statements 117
Shareholder Update 130
Important Tax Information 149
Shareholder Meeting Report 150
Additional Fund Information 151
Glossary of Terms Used in this Report 152
Board Members & Officers 153

Discussion of Fund Performance

Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, is the investment adviser for the Nuveen Quality
Municipal Income Fund (NAD) and Nuveen AMT-Free Quality Municipal Income Fund (NEA). The portfolio managers for NAD and
NEA are Michael Hamilton and Stephen Candido, CFA.
Below is a discussion of Fund performance and the factors that contributed and detracted during the 12-month reporting period ended October 31, 2025. For more information on Fund investment objectives and policies, please refer to the Shareholder Update section at the end of the report.
Nuveen Quality Municipal Income Fund (NAD)
What factors affected markets during the reporting period?
• Municipal bond yields rose across longer maturities and fell across shorter maturities, steepening the municipal yield curve over the reporting period. Yields saw elevated volatility during the period. This was in response to uncertainties about the Federal Reserve’s plan for monetary easing, U.S. fiscal and trade policy under the Trump administration, and the impacts to the economy, inflation and federal debt sustainability.
.
• While credit fundamentals remained strong, unprecedented supply pressure weighed on the municipal market during the reporting period. Demand for municipal debt increased during the reporting period but was less robust when compared to the elevated level of supply.
What key strategies were used to manage the Fund during the reporting period?
• The Fund’s trading activity remained focused on pursuing its investment objectives. During the reporting period, the Fund continued to emphasize a long-term view of investing in longer-duration and lower-rated bonds, which offered incrementally higher yields to support the Fund’s income earnings capability.
• The portfolio management team took advantage of periods of market weakness to buy bonds at attractive valuations and continued to seek enhanced income opportunities by selling bonds with lower book yields and replacing them with bonds with higher book yields.
How did the Fund perform and what factors affected relative performance?
For the 12-month reporting period ended October 31, 2025, NAD returned 2.40%. The Fund underperformed the returns of the NAD Blended Benchmark, which returned 3.99%. The NAD Blended Benchmark consists of: (1) 80% S&P Municipal Bond
Investment Grade Index and (2) 20% S&P Municipal Bond High Yield Index.
Top contributors to relative performance
• Underweight to bonds with durations shorter than four years.
• Overweight to A-rated bonds.
• Overweight to the airport sector.
Top detractors from relative performance
• The Fund’s overall use of leverage through inverse floating rate securities and the issuance of preferred shares.
• Overweight to bonds with durations of 12 years and longer.
• Underweight to AAA-rated bonds.
• Exposure to AA-rated bonds.
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
What factors affected markets during the reporting period?
• Municipal bond yields rose across longer maturities and fell across shorter maturities, steepening the municipal yield curve over the reporting period. Yields saw elevated volatility during the period. This was in response to

(continued)

uncertainties about the Federal Reserve’s plan for monetary easing, U.S. fiscal and trade policy under the Trump administration, and the impacts to the economy, inflation and federal debt sustainability.
• While credit fundamentals remained strong, unprecedented supply pressure weighed on the municipal market during the reporting period. Demand for municipal debt increased during the reporting period but was less robust when compared to the elevated level of supply.
What key strategies were used to manage the Fund during the reporting period?
• The Fund’s trading activity remained focused on pursuing its investment objectives. During the reporting period, the Fund continued to emphasize a long-term view of investing in longer-duration and lower-rated bonds, which offered incrementally higher yields to support the Fund’s income earnings capability.
• The portfolio management team took advantage of periods of market weakness to buy bonds at attractive valuations and continued to seek enhanced income opportunities by selling bonds with lower book yields and replacing them with bonds with higher book yields.
How did the Fund perform and what factors affected relative performance?
For the 12-month reporting period ended October 31, 2025, NEA returned 2.49%. The Fund underperformed the returns of the
NEA Blended Benchmark, which returned 3.99%. The NEA Blended Benchmark consists of: (1) 80% S&P Municipal Bond Investment
Grade Index and (2) 20% S&P Municipal Bond High Yield Index.
Top contributors to relative performance
• Underweight to bonds with durations shorter than four years.
Top detractors from relative performance
• The Fund’s overall use of leverage through inverse floating rate securities and the issuance of preferred shares.
• Security selection.
• Sector allocation, driven by underweights to local general obligations and multi-family housing and an overweight to hospitals.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of October 31, 2025.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current fiscal period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of October 31, 2025,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAD NEA
November $0.0755 $0.0730
December 0.0755 0.0730
January 0.0755 0.0730
February 0.0755 0.0730
March 0.0755 0.0730
April 0.0755 0.0730
May 0.0755 0.0730
June 0.0755 0.0730
July 0.0755 0.0730
August 0.0755 0.0730
September 0.0705 0.0680
October 0.0705 0.0680
Total Distributions from Net Investment Income $0.8960 $0.8660
Yields
NAD NEA
Market Yield
1
7.56% 7.52%
Taxable-Equivalent Yield
1
12.76% 12.70%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

NAD NEA
Common shares cumulatively repurchased and retired 17,900 120,000
Common shares authorized for repurchase 23,340,000 29,895,000

About the Funds’ Benchmarks
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index
: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond High Yield Index
: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings
Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.
Impact of Leverage
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-
term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
Leverage Ratios
Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment
Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change.

Fund Performance, Leverage and Holdings Summaries
(continued)

AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings.
Holdings designated N/R are not rated by these national rating agencies.

Nuveen Quality Municipal Income Fund
Fund Performance, Leverage and Holdings Summaries October 31, 2025

NAD
Performance*
a
*For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The
Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of October 31, 2025
 - Common Share Price
Total Returns as of
October 31, 2025
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NAD at Common Share NAV 5/26/99 2.40% 0.08% 2.61%
NAD at Common Share Price 5/26/99 8.01% 1.86% 3.84%
S&P Municipal Bond Index — 4.14% 1.34% 2.50%
NAD Blended Benchmark — 3.99% 1.57% 2.71%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$12.23 $11.99 (1.96)% (5.24)%

Leverage and Holdings
Leverage
Effective Leverage 41.57%
Regulatory Leverage 36.66%
Fund Allocation
(% of net assets)
Municipal Bonds 168.3%
Exchange-Traded Funds 0.2%
Investment Companies 0.0%
Other Assets & Liabilities, Net 2.7%
Floating Rate Obligations (13.3)%
AMTP Shares, Net (25.5)%
MFP Shares, Net (14.7)%
VRDP Shares, Net (17.7)%
Net Assets 100%
Portfolio Composition
(% of total investments)
Transportation 26.4%
Health Care 20.7%
Tax Obligation/Limited 18.3%
Utilities 9.6%
Tax Obligation/General 8.9%
Education and Civic
Organizations 5.2%
U.S. Guaranteed 2.0%
Other 8.8%
Exchange-Traded Funds 0.1%
Investment Companies 0.0%
Total 100%
Portfolio Credit Quality
(% of total investments)
AAA 2.4%
AA 28.6%
A 38.5%
BBB 15.2%
BB or Lower 5.7%
N/R (not rated) 9.5%
N/A (not applicable) 0.1%
Total 100%

Nuveen AMT-Free Quality Municipal Income
Fund
Fund Performance, Leverage and Holdings Summaries October 31, 2025

NEA
Performance*
*For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The Fund’s Blended
Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond High Yield Index. The
Fund’s performance was measured against the S&P Municipal Bond Index through September 11, 2016.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of October 31, 2025
 - Common Share Price
Total Returns as of
October 31, 2025
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NEA at Common Share NAV 11/21/02 2.49% (0.37)% 2.60%
NEA at Common Share Price 11/21/02 8.47% 1.37% 4.08%
S&P Municipal Bond Index — 4.14% 1.34% 2.50%
NEA Blended Benchmark — 3.99% 1.57% 2.71%
Common
Share
NAV
Common
Share Price
Premium/(Discount)
to NAV
Average
Premium/(Discount)
to NAV
$11.80 $11.65 (1.27)% (5.01)%

Leverage and Holdings
Leverage
Effective Leverage 40.73%
Regulatory Leverage 35.61%
Fund Allocation
(% of net assets)
Municipal Bonds 165 .7%
Short-Term Municipal Bonds 0 .7%
Other Assets & Liabilities, Net 2.0%
Floating Rate Obligations (13.2)%
AMTP Shares, Net ( 1 .5 ) %
MFP Shares, Net ( 20 .9 ) %
VRDP Shares, Net ( 32 .8 ) %
Net Assets 100%
Portfolio Composition
(% of total investments)
Health Care 21.2%
Tax Obligation/Limited 19.4%
Transportation 14.9%
Utilities 12.2%
Tax Obligation/General 12.2%
Education and Civic
Organizations 7.7%
U.S. Guaranteed 4.5%
Other 7.9%
Total 100%
Portfolio Credit Quality
(% of total investments)
AAA 4.1%
AA 39.5%
A 38.1%
BBB 8.0%
BB or Lower 2.9%
N/R (not rated) 7.4%
Total 100%

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees and Shareholders of Nuveen Quality Municipal Income Fund and
Nuveen AMT-Free Quality Municipal Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Quality Municipal Income Fund and Nuveen AMT-Free Quality Municipal Income Fund (hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations, changes in net assets and cash flows, including the related notes, and the financial highlights for the year ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, and the results of each of their operations, the changes in each of their net assets, each of their cash flows and each of the financial highlights for the year ended
October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds as of and for the year ended October 31, 2024 and the financial highlights for each of the periods ended on or prior to October 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 26, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments October 31, 2025
NAD
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 168.5% (100.0% of Total Investments)
3,749,190 EXCHANGE-TRADED FUNDS - 0.2% (0.1% of Total Investments) 3,749,190
150,000 (a) Nuveen High Yield Municipal Bond ETF $ 3,749,190
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,614,438) 3,749,190
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) –
8,812 BlackRock MuniHoldings Fund Inc 103,453
32,524 Invesco Quality Municipal Income Trust 326,216
TOTAL INVESTMENT COMPANIES
(Cost $530,611) 429,669
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4806269661 MUNICIPAL BONDS - 168.3% (99.9% of Total Investments) 4806269661
ALABAMA - 3.7% (2.2% of Total Investments)
$ 5,000,000 (b) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000% 11/15/46 5,006,850
5,000,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/33 5,129,334
5,455,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/34 5,586,764
5,550,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/35 5,671,739
3,315,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,602,628
2,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 2,085,113
10,000,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 10,425,564
3,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 3,258,637
5,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500 10/01/49 5,125,801
3,250,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500 10/01/54 3,313,026
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 2,562,166
2,255,000 Limestone County Water & Sewer Authority, Alabama, Water
and Sewer Revenue Bonds, Series 2022
5 .000 12/01/45 2,347,507
2,500,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/53 2,658,484
6,000,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 5,612,248
7,590,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 7,847,334
6,665,000 (b),(c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5 .000 06/01/49 7,223,272
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,671,518
1,000,000 (c) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,084,150
5,000,000 (b),(c) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32), (UB)
5 .000 10/01/55 5,433,774
5,815,000 (b),(c) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 6,229,915

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 4,665,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250% 05/01/44 $ 4,697,471
TOTAL ALABAMA 105,573,295
ALASKA - 0.1% (0.1% of Total Investments)
1,000,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/28 1,000,735
1,075,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/29 1,075,773
300,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/31 300,198
TOTAL ALASKA 2,376,706
ARIZONA - 2.8% (1.7% of Total Investments)
7,000,000 Arizona Board of Regents, Arizona State University Speed
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2024
5 .000 08/01/54 7,302,139
1,000,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .375 07/01/53 964,592
11,795,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 11,851,471
6,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 6,580,340
15,935,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/42 16,099,704
7,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 8,576,887
1,000,000 Pinal County Electrical District 4, Arizona, Electric System
Revenue Bonds, Refunding  Series 2015 - AGM Insured
4 .000 12/01/38 1,000,245
500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/29 536,383
24,765,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 27,125,852
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/54 917,797
TOTAL ARIZONA 80,955,410
ARKANSAS - 0.5% (0.3% of Total Investments)
5,020,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,044,935
6,550,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 6,690,112
3,500,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,194,141
TOTAL ARKANSAS 14,929,188
CALIFORNIA - 10.1% (6.0% of Total Investments)
3,500,000 (e) Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
0 .000 10/01/52 2,003,234
2,665,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .000 10/01/52 2,760,764
2,945,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/27 2,801,827

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,150,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000% 09/01/28 $ 6,619,506
2,455,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/32 2,011,763
105,000 (f) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 78,914
95,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 69,102
1,055,000 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005 - AGM Insured
0 .000 07/01/35 773,997
60,000 (f) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B, (ETM)
0 .000 08/01/32 49,326
235,000 (f) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured, (ETM)
0 .000 08/01/32 193,192
1,405,000 Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured
0 .000 08/01/32 1,137,068
3,685,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/31 3,100,651
4,505,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/33 3,542,887
4,495,000 (b),(c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5 .250 11/01/54 4,830,952
5,000,000 (c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,313,487
9,000,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,294,750
2,500,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 1,836,355
2,855,000 (f) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 2,926,602
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 10,072,579
16,665,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 16,856,141
5,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series
2024A
5 .250 07/01/49 5,126,204
1,610,000 (c),(d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)
9 .500 01/01/65 1,288,000
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 5,029,699
3,250,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 3,260,630
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,670,201
3,410,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not? Academy ? Obligated
Group, Series 2021A
4 .000 06/01/51 2,551,491
1,500,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C
5 .000 07/01/46 1,503,079

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/44 $ 500,029
4,550,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 4,550,246
1,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 998,496
18,715,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 18,624,826
4,890,000 Clovis Unified School District, Fresno County, California,
General Obligation Bonds, Series 2006B - NPFG Insured
0 .000 08/01/26 4,796,763
1,000,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Series 2005A - FGIC
Insured
0 .000 08/01/30 875,508
3,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 2,127,709
3,500,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,754,619
3,500,000 (f) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,446,858
1,260,000 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series
2007 - AGM Insured
0 .000 09/01/35 921,841
5,240,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - AGM
Insured
0 .000 08/01/30 4,622,144
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 2,069,484
5,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 2,429,728
1,045,000 Lake Tahoe Unified School District, El Dorado County,
California, General Obligation Bonds, Series 2001B - NPFG
Insured
0 .000 08/01/31 894,862
10,000,000 (b) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Green Series
2022G, (AMT), (UB)
5 .000 05/15/47 10,284,679
40,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/46 43,876
12,835,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5 .000 05/15/46 13,224,364
5,955,000 (e) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 6,014,683
2,700,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,317,034
2,200,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 2,766,060
4,930,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/42 2,481,322
6,000,000 (f) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 4,562,321

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000% 08/01/41 $ 1,095,213
5,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350 08/01/41 6,280,620
4,615,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/38 2,835,435
10,990,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 11,255,025
10,175,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 10,299,334
4,945,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/41 4,961,451
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/42 10,093,821
11,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/45 11,205,437
12,285,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/50 12,413,907
735,000 (d) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/43 757,171
635,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 635,288
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/41 5,037,872
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/47 5,011,340
14,985,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/40 8,108,936
2,460,000 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series
2008D - AGC Insured
0 .000 08/01/33 1,964,374
1,145,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2006C - AGM Insured
0 .000 11/01/30 989,087
1,175,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2010B - AGM Insured
0 .000 11/01/35 853,986
2,410,000 Victor Elementary School District, San Bernardino County,
California, General Obligation Bonds, Series 2002A - FGIC
Insured
0 .000 08/01/26 2,362,660
3,750,000 (e) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0 .000 08/01/36 4,387,389
TOTAL CALIFORNIA 288,558,199
COLORADO - 14.7% (8.7% of Total Investments)
2,285,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 2,129,870
4,350,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,663,444
3,000,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 3,003,378
2,000,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/48 1,889,318
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 1,004,076

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000% 12/01/48 $ 1,833,848
4,195,000 (f) Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series
2016C, (Pre-refunded 12/15/26)
4 .000 12/15/34 4,259,254
5,500,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 5,728,689
1,163,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 1,164,398
2,165,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,348,833
6,314,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
California, General Obligation Bonds, Limited Tax Refunding
Series 2020A-1
5 .000 12/01/47 6,109,973
1,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5 .000 12/01/50 1,429,354
2,945,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 2,949,362
1,715,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3 .625 08/01/46 1,406,537
855,000 Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Peak-to-Peak Charter School,
Refunding Series 2014
5 .000 08/15/30 856,003
3,915,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 -
Frontier Academy, Refunding & Improvement Series 2016
3 .250 06/01/46 2,981,404
5,530,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 5,816,194
545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University Corporation for Atmospheric Research
Project, Refunding Series 2017
3 .625 09/01/31 550,166
1,200,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/36 1,206,127
1,600,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/37 1,606,816
5,460,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 5,144,037
17,905,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 16,760,425
11,090,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 9,862,400
4,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 4,603,159
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 5,086,793
5,395,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 4,715,288
10,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 8,973,248
2,725,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 2,874,187
2,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 2,375,810
1,640,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,644,980
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 5,140,901

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,445,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000% 05/15/54 $ 2,502,788
3,785,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 4,014,144
4,535,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/44 4,633,164
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/37 3,353,509
1,000,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/47 997,761
4,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,470,555
950,000 (f) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C, (Pre-refunded 3/01/28) - BAM Insured
5 .000 03/01/43 1,004,146
710,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C - BAM Insured
5 .000 03/01/43 727,673
2,360,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 2,296,812
3,420,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2020R
4 .000 03/15/45 3,300,840
4,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2021S
4 .000 03/15/41 4,005,708
7,250,000 (f) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 7,369,197
2,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 1,949,263
2,000,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 1,932,436
9,090,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,773,086
4,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
4 .125 11/15/53 3,851,865
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 3,581,181
2,225,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 2,403,957
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 5,118,412
11,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 11,166,493
11,750,000 (b) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 11,842,072
9,040,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .250 12/01/48 9,192,979
4,095,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 4,098,386
2,105,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 2,105,031
5,130,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/30 5,205,186
3,900,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 3,935,522
3,000,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 2,913,103

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 385,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000% 09/01/35 $ 278,907
150,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/37 98,370
75,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/38 46,647
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/39 11,755
110,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 57,403
1,045,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 939,118
2,175,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 1,896,806
25,050,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 21,183,791
23,305,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 19,056,135
100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 78,784
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .000 09/01/38 6,617,312
385,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 355,509
60,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 42,031,182
2,200,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds,
Improvement Series 2020A - AGM Insured
4 .000 12/01/49 2,076,271
8,000,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 8,202,414
937,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 938,179
3,550,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,584,873
2,000,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/45 1,972,473
3,935,000 Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/50 3,662,221
2,535,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6 .000 12/01/52 2,030,637
1,305,000 Goldsmith Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2021 - AGM Insured
4 .000 12/01/51 1,221,882
3,130,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,160,147
1,750,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 1,775,696
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .125 12/01/50 1,030,473
1,331,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250 12/01/49 1,311,243
1,500,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .375 12/01/53 1,471,971
1,860,000 (f) Metropolitan State University of Denver, Colorado, Institutional
Enterprise Revenue Bonds, Aerospace and Engineering
Sciences Building Project, Series 2016, (Pre-refunded
12/01/25)
4 .000 12/01/40 1,861,643

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,750,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .000% 12/01/53 $ 1,841,120
9,520,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/46 9,211,288
3,250,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/51 3,058,330
1,565,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/36 1,578,117
2,100,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/46 2,077,977
8,000,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000 12/01/46 8,012,884
2,235,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/38 2,258,109
5,300,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 4,529,635
700,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 854,871
750,000 Thompson Crossing Metropolitan District 2, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/36 759,573
1,050,000 Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016 - BAM
Insured
5 .000 12/01/32 1,068,303
1,000,000 Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016 - BAM
Insured
4 .125 12/01/37 1,005,492
1,500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A
4 .250 12/01/54 1,368,638
500,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 392,659
5,000,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 4,314,677
2,000,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,010,970
6,225,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 6,272,301
7,700,000 (d),(e) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
0 .000 12/01/54 5,005,848
4,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 3,135,059
TOTAL COLORADO 418,571,234
CONNECTICUT - 1.4% (0.8% of Total Investments)
2,135,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 1,914,963
850,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 751,799
5,355,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,340,440
14,775,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/34 15,464,401
6,410,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/37 6,657,727

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 6,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000% 01/01/38 $ 6,217,713
3,730,000 University of Connecticut, General Obligation Bonds, Series
2020A
5 .000 02/15/41 3,940,500
TOTAL CONNECTICUT 40,287,543
DELAWARE - 0.6% (0.3% of Total Investments)
5,550,000 Delaware Economic Development Authority Retirement
Communities, Revenue Bonds, ACTS Retirement-Life
Communities Series 2023B
5 .250 11/15/53 5,578,572
3,000,000 Delaware Health Facilities Authority, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/50 2,900,616
7,255,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5 .000 06/01/55 7,255,055
TOTAL DELAWARE 15,734,243
DISTRICT OF COLUMBIA - 2.4% (1.4% of Total Investments)
170,000 District of Columbia Housing Finance Agency, GNMA
Collateralized Single Family Mortgage Revenue Bonds, Series
1988E-4, (AMT)
6 .375 06/01/26 170,351
51,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 11,840,767
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
5 .000 10/01/47 5,067,721
3,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/49 2,677,526
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 4,510,199
2,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 1,338,600
5,000,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 5,166,916
15,800,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/43 16,061,422
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,047,971
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/48 3,658,074
7,400,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 7,689,807
4,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,233,980
TOTAL DISTRICT OF COLUMBIA 67,463,334
FLORIDA - 11.1% (6.6% of Total Investments)
1,480,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/37 1,480,754
450,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 449,996
2,260,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 2,259,919
1,090,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 1,029,622
3,465,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 3,316,774

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,250,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250% 06/15/53 $ 3,309,817
5,690,000 Delray Beach, Florida, Water and Sewer Revenue Improvement
Bonds, Series 2025
5 .250 10/01/55 6,126,343
4,485,000 Florida Department of Transportation, Florida, Right-of-Way
Acquisition and Bridge Construction Series 2018A
4 .000 07/01/42 4,508,371
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 2,766,032
175,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/40 165,663
2,000,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,020,350
5,000,000 (b) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5 .250 08/01/49 5,173,339
3,780,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 1,385,462
4,200,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 3,507,000
13,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 13,761,098
2,865,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 2,855,108
14,945,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 14,918,479
11,665,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 11,644,299
5,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 4,258,500
12,790,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 10,679,650
28,705,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 29,024,349
5,000,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/43 5,071,810
4,000,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT)
5 .000 10/01/48 4,015,707
10,305,000 Hillsborough County Aviation Authority, Florida, Tampa
International Airport Customer Facility Charge Revenue Bonds,
Series 2015A
5 .000 10/01/44 10,307,618
10,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/55 9,015,178
825,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/54 667,349
1,500,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/53 1,571,682
2,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 1,822,814

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 10,000,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5 .250% 03/01/53 $ 10,491,718
10,050,000 (b) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5 .000 04/01/53 10,174,268
1,500,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital, Refunding Series
2017
5 .000 08/01/42 1,523,569
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 3,004,068
24,135,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 24,425,045
7,400,000 (b) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT), (UB)
5 .000 10/01/49 7,439,515
7,000,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-2 - AGM Insured
4 .000 10/01/49 6,611,940
1,005,000 (b) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,027,679
1,190,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 1,200,110
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 5,190,355
11,525,000 (b) Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022, (UB)
5 .000 07/01/51 11,963,767
6,035,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/49 5,511,067
3,500,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021
4 .000 10/01/46 3,333,818
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4 .500 10/01/56 7,827,811
9,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 9,995,603
7,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 6,167,409
2,360,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 2,380,127
3,260,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement -
Life Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 3,301,828
1,460,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5 .750 05/01/35 1,460,524
4,635,000 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds,
Recovery Zone Facility Bond Series 2014B
5 .000 09/01/43 4,641,726
2,500,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 2,557,718
2,000,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 2,032,006
9,770,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/47 9,863,982
2,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000 12/01/40 2,000,745
7,545,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
5 .000 07/01/50 7,654,111
965,000 Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Three
Project Series 2024
6 .000 05/01/55 981,257
1,500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 1,510,168

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,510,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000% 06/01/45 $ 6,509,710
TOTAL FLORIDA 317,894,727
GEORGIA - 4.0% (2.4% of Total Investments)
1,890,000 (e) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
0 .000 12/15/48 1,686,228
1,775,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/40 1,776,928
3,400,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 3,496,436
3,280,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT)
5 .000 07/01/44 3,349,815
14,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2022B, (AMT)
5 .000 07/01/52 14,332,091
2,600,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/47 2,619,741
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,579,016
3,575,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/51 3,327,664
145,000 Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 1996 - NPFG Insured
5 .500 08/15/26 146,885
2,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 1,816,622
1,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025E
4 .850 12/01/40 1,039,733
3,500,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 3,305,525
3,285,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 3,346,976
27,810,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/49 29,275,315
10,000,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 10,058,744
10,260,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 10,259,344
2,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 2,009,889
4,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 4,511,110
5,230,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 5,246,250
4,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2022A
5 .500 07/01/63 4,100,126
3,465,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2022A
5 .000 04/01/42 3,664,825
2,750,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 2,829,735
TOTAL GEORGIA 114,778,998
GUAM - 0.4% (0.2% of Total Investments)
1,710,000 Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 1,676,902
2,915,000 Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 2,682,811
245,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 07/01/27 247,581
1,240,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 01/01/46 1,240,810

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000% 12/01/33 $ 2,018,710
2,260,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 2,291,733
1,175,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,179,300
355,000 Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B, (AMT)
5 .000 07/01/33 365,814
TOTAL GUAM 11,703,661
HAWAII - 0.6% (0.4% of Total Investments)
6,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4 .000 03/01/37 5,926,957
6,000,000 Hawaii State, Airport System Revenue Bonds, Series 2022,
(AMT)
5 .000 07/01/38 6,471,659
5,000,000 Hawaii State, General Obligation Bonds, Series 2017FK 4 .000 05/01/35 5,042,861
TOTAL HAWAII 17,441,477
IDAHO - 0.9% (0.5% of Total Investments)
11,205,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2017ID
5 .000 12/01/46 11,283,180
1,700,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 1,709,605
5,585,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/46 5,090,962
4,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 3,090,067
1,155,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
4 .750 09/01/26 1,155,504
310,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 310,307
2,579,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 2,460,341
TOTAL IDAHO 25,099,966
ILLINOIS - 10.9% (6.5% of Total Investments)
6,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 6,064,643
2,400,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016B
6 .500 12/01/46 2,417,802
7,140,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/25 7,118,826
4,325,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/29 3,707,173
4,235,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/31 3,352,116
6,050,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 6,121,784
10,285,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 10,322,432
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016F - BAM Insured
4 .250 01/01/47 1,930,432
4,000,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 3,910,929
8,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 8,356,878
5,000,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 5,376,420
4,115,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/33 3,178,172

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 29,600,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000% 01/01/38 $ 17,758,333
4,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 4,007,701
9,240,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 9,100,860
11,575,000 (b) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .500 01/01/49 11,400,699
3,280,000 Chicago, Illinois, General Obligation Bonds, Series 2024A 5 .250 01/01/45 3,254,790
6,200,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Series 2001A - NPFG Insured
5 .500 01/01/30 6,482,614
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,523,043
7,500,000 (b) Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, (UB)
5 .000 12/01/47 7,538,405
3,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2016A
5 .000 11/15/31 3,047,957
500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/34 506,011
4,550,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/35 4,598,710
5,000,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .450 11/01/36 5,087,471
815,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 815,311
2,785,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 2,790,883
410,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 410,068
345,000 (f) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/33 355,449
2,155,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/33 2,209,051
10,000,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/46 10,024,196
10,745,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,748,287
15,030,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5 .250 05/15/54 15,736,347
1,830,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/32 1,833,101
450,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 459,059
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/43 2,604,590
3,500,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/29 3,511,446
8,250,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 8,276,737
4,200,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/27 4,249,636
2,000,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 2,158,294
785,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 825,971
16,485,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 16,828,620
1,635,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,756,980
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,683,570
3,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,163,643
2,085,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .250 05/01/43 2,195,877
4,525,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 4,764,781
1,500,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 1,519,134
3,510,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 3,596,356
8,865,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 9,637,293
4,685,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 4,689,256
7,770,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 7,584,931
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,320,238

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250% 01/01/45 $ 5,335,365
1,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 1,886,673
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 1,503,180
7,500,000 (b) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A, (UB)
5 .000 06/15/50 7,515,902
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 1,000,242
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 3,273,902
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/34 3,598,483
1,100,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 754,477
3,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 1,933,705
430,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A,
(ETM)
7 .000 07/01/26 441,233
1,350,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Refunding Series 2020B - BAM Insured
4 .000 04/01/41 1,302,538
2,495,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 2,663,274
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project &
Refunding Series 2019A - BAM Insured
4 .000 01/01/44 2,464,474
TOTAL ILLINOIS 311,586,754
INDIANA - 1.2% (0.7% of Total Investments)
1,480,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,325,817
625,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 527,750
2,000,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 2,001,887
3,950,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 4,137,566
3,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025C
5 .250 10/01/44 3,277,824
2,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A
5 .000 08/15/51 2,523,356
4,500,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2012A
4 .000 10/01/42 4,320,694
2,605,000 (b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .650 07/01/49 2,609,736
8,150,000 (b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .750 07/01/54 8,204,458
2,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3 .840 02/01/54 1,855,158
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,045,975

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000% 03/01/53 $ 3,566,382
TOTAL INDIANA 35,396,603
IOWA - 1.0% (0.6% of Total Investments)
2,550,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/41 2,182,758
2,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 1,498,597
7,505,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 7,505,039
9,535,000 (f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 10,989,524
6,235,000 Iowa State, Hospital Revenue Bonds, University of Iowa
Hospitals and Clinics, SUI Series 2022A
4 .000 09/01/36 6,495,358
TOTAL IOWA 28,671,276
KANSAS - 0.6% (0.4% of Total Investments)
6,770,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/43 6,829,397
7,600,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/48 7,626,968
3,625,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement and Refunding Series
2022A - AGM Insured
5 .250 09/01/52 3,806,969
TOTAL KANSAS 18,263,334
KENTUCKY - 0.9% (0.5% of Total Investments)
6,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 6,009,011
4,790,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 5,433,726
3,655,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 4,150,420
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,979,405
7,100,000 (b),(c) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 7,547,754
TOTAL KENTUCKY 26,120,316
LOUISIANA - 2.3% (1.4% of Total Investments)
3,130,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,188,209
4,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/44 4,037,156
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 10,055,152
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4 .000 05/15/49 9,142,354
3,160,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 3,172,910
3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 3,001,358
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 1,067,107
1,830,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/35 1,832,158

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 4,835,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500% 09/01/59 $ 4,932,340
6,585,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 6,832,855
2,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,922,122
10,810,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 11,097,396
1,000,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 870,057
5,655,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 12/01/40 5,657,558
TOTAL LOUISIANA 66,808,732
MAINE - 0.7% (0.4% of Total Investments)
3,820,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,237,340
4,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 3,872,418
5,480,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,412,101
5,595,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 5,250,871
2,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/48 2,973,181
TOTAL MAINE 19,745,911
MARYLAND - 6.3% (3.8% of Total Investments)
1,750,000 (c) Anne Arundel County, Maryland, FNMA Multifamily Housing
Revenue Bonds, Glenview Gardens Apartments Project, Series
2009, (Mandatory Put 1/01/27)
5 .000 01/01/28 1,752,600
1,180,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages of Dorchester & Farmington Village Projects,
Series 2013
5 .000 07/01/32 1,180,950
1,000,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .625 01/01/37 976,796
2,220,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 2,223,918
9,215,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 9,220,542
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Subordinate Series 2017A
5 .000 07/01/46 2,013,967
1,100,000 (f) Baltimore, Maryland, Revenue Bonds, Water Projects,
Refunding Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 1,133,429
2,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 2,500,700
6,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 6,077,200
1,450,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,419,229
525,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/30 525,403
425,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/33 425,299
1,270,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,278,172

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 240,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000% 09/01/38 $ 242,342
1,895,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 1,906,120
250,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .125 06/01/43 250,459
2,000,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .625 06/01/46 1,689,057
350,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .875 06/01/46 306,920
375,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 373,530
738,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 751,800
3,000,000 (d) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/37 2,873,781
238,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A -
RAAI Insured
5 .700 07/01/29 238,473
1,235,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/35 1,255,611
370,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 345,191
105,000 (d) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 102,295
2,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 2,042,077
1,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/36 1,015,889
1,500,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
4 .000 06/01/34 1,500,236
1,550,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 1,550,642
1,990,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
4 .625 10/01/28 1,992,274
2,990,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 2,994,276
1,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Woodfield Oxford Square Apartments, Series 2017
5 .000 12/01/42 1,014,828
1,290,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2016
5 .000 04/01/46 1,142,842
1,710,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/36 1,698,380
1,500,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .125 02/15/34 1,490,821
1,550,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .375 02/15/39 1,530,506
850,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .500 02/15/47 794,471
2,125,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/31 2,125,272
1,640,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/34 1,640,474
1,220,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2000A
2 .800 07/01/45 932,960

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,195,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2014D
3 .900% 07/01/40 $ 1,168,706
680,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2017C
3 .550 07/01/42 656,092
700,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2020E
2 .350 07/01/45 495,726
1,445,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 03/01/42 1,280,612
2,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
2 .100 09/01/40 1,501,732
2,570,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
2 .000 09/01/43 1,719,461
2,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Taxable Series 2019D
3 .350 07/01/49 1,658,200
1,000,000 Maryland Community Development Administration,
Department of Housing and Community Development,
Multifamily Development Revenue Bonds, Marlborough
Apartments, Series 2014I
3 .450 12/15/31 1,000,206
1,000,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/31 1,038,553
1,125,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/32 1,167,125
3,360,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 3,466,630
1,600,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/39 1,552,100
1,250,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Subordinate
Parking Facilities Revenue Bonds, Series 2018C
4 .000 06/01/48 1,013,162
1,080,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Subordinate
Parking Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 822,245
3,725,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds, Baltimore City Project, Senior Parking
Facilities Revenue Bonds, Series 2018A
5 .000 06/01/58 3,740,798
1,600,000 (c),(d) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,690,082
2,000,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 1,340,000
1,100,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/36 1,114,534
470,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 470,233
585,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 577,936
265,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013
5 .000 06/01/27 265,148

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 500,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013
5 .000% 06/01/34 $ 500,225
1,510,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Sheppard Pratt University Village,
Series 2012
5 .000 07/01/33 1,510,166
1,110,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, Baltimore
County Project, Refunding Series 2016 - AGM Insured
3 .600 07/01/35 1,101,290
685,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
Series 2001 - AMBAC Insured
5 .000 07/01/27 690,076
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
Series 2001 - AMBAC Insured
5 .000 07/01/34 1,007,649
75,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Medical
Institutions, Series 1996 - AMBAC Insured
5 .500 07/01/26 75,547
250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 254,795
4,820,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 4,881,852
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 90,926
1,450,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,462,708
600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 574,766
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,427,236
4,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 4,066,021
2,125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 2,146,152
4,090,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 4,104,058
1,000,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 845,096
1,200,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5 .000 07/01/44 1,147,595
265,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 264,483
500,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 472,481
915,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 932,865
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System Issue, Series
2015A
4 .000 05/15/40 2,500,015
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,185
4,375,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 4,375,282
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/33 1,033,439
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/44 1,010,711
2,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 2,893,211
175,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/36 175,581

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 525,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000% 06/01/35 $ 531,484
1,000,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/42 1,012,351
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 1,014,535
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/38 2,501,299
4,260,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 4,288,433
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2015
5 .000 07/01/35 1,000,856
5,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000 07/01/39 5,613,474
1,000,000 (f) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016, (Pre-refunded 5/01/26)
5 .000 05/01/35 1,011,025
6,250,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 6,415,700
7,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 6,579,886
1,500,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .875 07/01/39 1,491,055
6,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 5,599,526
320,000 (d) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 320,014
1,050,000 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017
5 .250 04/01/37 1,052,273
1,300,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .125 07/01/39 1,307,509
1,200,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,203,346
1,751,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 1,754,780
795,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Refunding Series 2017A-2
5 .000 11/01/31 805,831
1,070,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/28 1,084,310
1,000,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/37 1,003,795
500,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/42 483,060
1,000,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 917,975
1,000,000 (f) Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019B, (ETM)
5 .000 01/01/29 1,069,885
500,000 (f) Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019B, (Pre-refunded 1/01/29)
5 .000 01/01/32 534,942
TOTAL MARYLAND 180,910,768

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.2% (0.7% of Total Investments)
$ 5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000% 07/01/51 $ 4,714,803
539,969 (d),(g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 5
677,038 (g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2010
7 .625 10/15/37 7
4,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 4,014,190
3,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 2,949,362
8,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 8,177,229
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care, Series 2016I
4 .000 07/01/41 1,412,790
1,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,145,083
1,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,224,465
2,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2013B
4 .500 06/01/56 1,960,379
1,600,000 (b) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .900 12/01/59 1,619,999
4,485,000 (b) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .700 12/01/49 4,516,079
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 2,092,374
TOTAL MASSACHUSETTS 33,826,765
MICHIGAN - 4.0% (2.4% of Total Investments)
40,000 (f) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 41,252
960,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 906,750
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 10,835,943
4,180,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 4,353,060
2,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 2,050,005
10,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 9,045,983
10,125,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 9,260,514
6,395,000 (b) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5 .000 11/01/44 6,397,346
13,460,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, (UB)
5 .000 05/15/54 13,493,645
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 4,526,603
3,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Fixed Rate Series 2022A-MI
4 .000 12/01/47 2,748,631
4,500,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 4,030,606
4,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 4,524,418
4,385,000 (f) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 4,442,452

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 615,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000% 11/15/47 $ 570,130
2,500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .700 10/01/54 2,476,191
2,450,000 (b) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .650 12/01/49 2,452,994
8,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 7,659,804
6,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .500 11/15/49 6,536,173
5,000,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/47 5,230,694
11,225,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/50 11,603,619
1,200,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 1,202,210
TOTAL MICHIGAN 114,389,023
MINNESOTA - 3.4% (2.0% of Total Investments)
310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 289,112
3,260,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 2,819,603
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/37 477,632
6,905,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 6,984,040
11,925,000 (b) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .000 02/15/53 12,033,732
1,925,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 1,942,065
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 3,026,723
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 2,012,158
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,119,721
725,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/43 729,174
1,870,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/48 1,614,190
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 403,295
5,000,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 3,871,818
2,010,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 2,016,076
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/31 1,059,290
1,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/38 1,347,577

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 3,420,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000% 01/01/44 $ 3,452,449
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/49 4,026,679
2,295,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/41 2,328,186
470,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/32 478,858
450,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/35 457,306
580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/37 587,521
750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/41 754,897
2,745,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 2,838,661
3,345,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 3,484,014
1,300,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
3 .750 03/01/38 1,301,621
1,460,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
4 .000 03/01/41 1,461,906
270,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021A
3 .000 08/01/36 254,411
190,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B
3 .000 08/01/36 179,030
2,910,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2022A
5 .000 08/01/41 3,118,009
2,380,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/44 2,381,034
2,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
5 .000 05/01/48 2,035,277
1,520,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/50 1,456,873
1,395,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5 .000 12/01/39 1,410,838
2,625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/40 2,615,252
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/43 1,217,511
780,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 714,587
2,205,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .500 09/01/36 2,220,586
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,506,960

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000% 09/01/51 $ 2,507,581
1,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,400,155
1,585,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .000 05/01/33 1,567,469
1,000,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .125 05/01/48 849,145
2,245,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,222,379
3,150,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5 .000 12/01/43 2,499,428
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/54 1,932,086
TOTAL MINNESOTA 96,006,915
MISSISSIPPI - 0.8% (0.5% of Total Investments)
1,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/36 1,511,227
6,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 6,012,526
15,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 15,502,490
TOTAL MISSISSIPPI 23,026,243
MISSOURI - 4.9% (2.9% of Total Investments)
2,010,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
3 .625 05/01/30 2,010,380
1,945,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
4 .000 03/01/42 1,951,439
3,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 3,031,569
2,965,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/39 3,048,661
13,250,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 13,349,449
10,425,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 10,442,781
400,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 364,024
7,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 6,662,853
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/28 4,601,375
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 4,447,876
6,185,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 5,982,264

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750% 09/01/33 $ 936,703
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016
5 .000 11/15/34 1,009,161
11,010,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 10,360,099
11,090,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 11,093,277
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,049,184
6,265,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 6,354,594
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 8,828,760
1,800,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,695,113
7,815,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 7,028,233
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 1,817,941
7,925,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 7,743,407
4,370,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 4,269,866
725,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 731,808
3,510,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
5 .000 10/01/47 3,544,427
6,440,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .650 11/01/49 6,445,097
1,485,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4 .500 11/01/54 1,449,376
1,145,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .700 11/01/54 1,146,321
1,330,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/37 1,363,069
1,140,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/38 1,165,593
2,185,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 1,854,237
375,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 375,136
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .125 09/01/48 990,249
TOTAL MISSOURI 139,144,322
MONTANA - 0.3% (0.2% of Total Investments)
2,090,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 2,133,336
6,830,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 7,181,131
TOTAL MONTANA 9,314,467

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.1% (0.1% of Total Investments)
$ 1,625,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Refunding Series 2020A
4 .000% 11/15/40 $ 1,608,503
860,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 860,109
540,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 540,188
TOTAL NEBRASKA 3,008,800
NEVADA - 0.6% (0.4% of Total Investments)
8,835,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 9,039,058
7,500,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4 .000 07/01/49 6,948,848
2,400,000 Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017
4 .000 07/01/41 2,402,446
TOTAL NEVADA 18,390,352
NEW HAMPSHIRE - 0.4% (0.2% of Total Investments)
3,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 2,680,478
1,500,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,252,352
2,535,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 2,559,086
4,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/35 4,151,500
TOTAL NEW HAMPSHIRE 10,643,416
NEW JERSEY - 5.6% (3.3% of Total Investments)
5,000,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/40 5,251,858
1,965,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 1,968,722
1,865,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 1,867,665
1,585,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 07/01/42 1,586,660
6,030,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5 .000 11/01/25 6,030,000
2,000,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,063,426
5,770,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 6,056,056
2,410,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,220,100
5,275,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 4,872,067
2,020,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 2,046,628
3,340,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 3,383,686
8,155,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 8,132,541
4,890,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,176,262

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000% 12/15/26 $ 968,001
21,120,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/28 19,307,646
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 8,058,084
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 15,477,228
25,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 17,630,990
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 20,138,028
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/32 1,605,979
1,690,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/33 1,692,318
2,840,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .000 06/15/45 2,840,885
2,800,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 2,952,980
5,250,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 01/01/52 5,566,463
7,810,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5 .000 11/01/45 8,077,102
3,215,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 3,305,604
1,405,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,391,987
1,130,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 1,101,882
TOTAL NEW JERSEY 160,770,848
NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A
5 .000 08/01/46 3,395,688
7,000,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A
4 .000 08/01/48 6,385,062
1,505,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 1,538,271
TOTAL NEW MEXICO 11,319,021
NEW YORK - 14.9% (8.8% of Total Investments)
6,600,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/44 2,610,467
490,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 485,115
4,000,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4 .250 05/01/52 3,742,263
600,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 602,631
2,295,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,463,333
3,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 3,114,854
20,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 18,957,066
3,760,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5 .000 03/15/44 3,809,505
5,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 5,847,237

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000% 09/01/37 $ 5,264,719
10,000,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Refunding Series 2012A
0 .000 11/15/32 8,059,521
9,220,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
4 .000 11/15/48 8,448,824
2,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 1,917,624
5,000,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/56 4,999,767
8,715,000 (b) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2024A, (UB)
4 .000 04/01/54 8,057,174
2,950,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 2,963,874
1,875,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025C-1
5 .050 11/01/50 1,931,638
740,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 757,236
500,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 320,000
1,000,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/46 640,000
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,962,293
3,255,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
4 .000 06/15/51 3,049,364
6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1
5 .250 06/15/52 6,487,142
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 2,011,099
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,194,419
20,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4 .000 11/01/42 19,720,948
9,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4 .000 08/01/45 9,095,044
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 5,178,437
6,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
4 .000 05/01/51 5,800,033
3,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,429,577
11,210,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4 .250 05/01/54 10,891,094
3,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,224,576
1,770,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
5 .250 02/01/53 1,874,949
2,060,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series B-1
5 .000 12/01/41 2,082,162
2,000,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1
5 .000 03/01/43 2,087,501
3,000,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 3,087,782

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000% 11/15/45 $ 2,000,232
20,000 New York Counties Tobacco Trust I, Tobacco Settlement Pass-
Through Bonds, Series 2000B
6 .500 06/01/35 20,009
705,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 717,046
29,820,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 29,819,609
7,210,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2021A-1
4 .000 03/15/55 6,712,665
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3
5 .000 03/15/48 10,580,537
13,370,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/47 13,773,688
4,120,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/50 4,231,351
2,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/46 2,081,756
19,000,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Series 2021A
4 .000 03/15/47 17,901,302
500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 500,033
17,390,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 17,341,487
28,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 28,799,674
40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 40,010
5,940,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 5,941,359
2,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,851,515
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 1,023,018
5,300,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .000 06/30/60 5,129,008
13,735,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 13,992,798
10,060,000 (b) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 10,248,820
7,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 7,663,156

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500% 06/30/60 $ 6,728,701
15,190,000 (b) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 15,845,977
3,710,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,948,705
2,790,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .000 06/30/49 2,809,320
5,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 5,220,489
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/39 3,141,826
3,050,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/33 3,130,714
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 936,101
1,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,214,909
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventeen Series 2019
5 .000 11/01/44 5,148,818
1,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Sixth Series 2017, (AMT)
5 .000 11/15/42 1,521,364
2,835,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 2,315,471
2,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 2,068,579
4,455,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
4 .500 12/01/56 4,409,625
6,110,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured
5 .250 05/15/64 6,470,972
1,250,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 1,108,798
2,850,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 2,504,046
820,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 894,962
TOTAL NEW YORK 423,957,718
NORTH CAROLINA - 1.9% (1.1% of Total Investments)
2,500,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/52 2,609,932
7,555,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 7,507,208
4,160,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .700 07/01/50 4,195,048
11,145,000 North Carolina Medial Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2020A
4 .000 07/01/49 10,890,410

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 1,570,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000% 10/01/31 $ 1,580,549
1,655,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Deerfield Episcopal Retirement
Community, Refunding First Mortgage Series 2016
5 .000 11/01/37 1,668,112
500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 501,581
11,480,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 11,652,602
3,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 3,061,043
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 10,261,176
TOTAL NORTH CAROLINA 53,927,661
NORTH DAKOTA - 0.2% (0.1% of Total Investments)
520,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured
5 .000 12/01/53 532,059
700,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 697,965
1,400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 1,402,233
1,350,000 (b) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .750 01/01/52 1,371,294
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 2,866,179
TOTAL NORTH DAKOTA 6,869,730
OHIO - 4.0% (2.4% of Total Investments)
6,250,000 (f) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/46 6,398,074
6,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/36 6,088,639
22,740,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 2,155,363
9,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 7,554,453
3,960,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/34 3,947,852
3,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/35 2,960,348
2,875,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 2,887,339
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 2,126,896
2,500,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 2,511,534
2,000,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 1,993,407
1,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 985,251
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 1,498,663

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,795,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000% 06/15/43 $ 4,207,942
1,500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 1,464,768
5,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 5,056,646
1,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,033,305
3,780,000 (c),(d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,877,708
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/33 2,004,769
5,500,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 5,063,774
1,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,177,875
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 1,051,460
1,500,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2020 Project, Series 2020
4 .000 10/01/50 1,210,490
2,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/52 1,590,217
3,710,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 4,211,055
3,375,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/38 3,410,456
16,325,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/43 16,617,607
5,450,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 5,730,455
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,456,595
3,770,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 3,675,936
6,000,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/53 6,242,383
TOTAL OHIO 113,191,260
OKLAHOMA - 0.7% (0.4% of Total Investments)
1,700,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,703,690
1,800,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,855,092
6,815,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2017C
5 .000 01/01/47 6,885,108
10,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
4 .250 01/01/55 9,784,286

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250% 11/15/37 $ 1,014,150
TOTAL OKLAHOMA 21,242,326
OREGON - 2.6% (1.5% of Total Investments)
1,455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,473,599
2,435,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 2,504,277
725,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 703,196
4,875,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series
2016A
5 .000 01/01/48 4,878,219
3,180,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 3,189,847
2,410,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 2,446,661
1,500,000 Oregon Health and Science University, Revenue Bonds,
Refunding Series 2016B
5 .000 07/01/39 1,511,711
4,250,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 4,496,665
6,645,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/47 6,663,399
15,440,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 15,488,688
30,870,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A
4 .000 05/15/49 28,015,874
2,000,000 University of Oregon, General Revenue Bonds, Series 2018A 5 .000 04/01/48 2,024,481
TOTAL OREGON 73,396,617
PENNSYLVANIA - 7.3% (4.3% of Total Investments)
13,000,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/51 13,050,930
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 973,601
1,765,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,631,921
3,800,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,020,435
345,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 360,967
3,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/37 3,609,592
8,385,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 8,556,745
5,400,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/33 4,119,245
11,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/38 6,550,045
5,410,000 (b) Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A, (UB)
5 .000 07/01/44 5,530,981
2,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/35 2,512,124
235,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 235,153

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 (c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250% 12/01/37 $ 1,009,048
7,730,000 (b) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024, (UB)
4 .000 08/01/54 7,119,549
1,000,000 (c),(d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 1,074,725
2,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3 .250 08/01/39 1,615,364
6,670,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4 .250 11/01/48 6,293,663
12,920,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4 .250 11/01/51 11,958,321
10,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4 .375 11/01/54 9,321,265
4,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
5 .000 11/01/54 4,095,585
12,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 12,286,756
9,575,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 9,058,923
2,500,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2025
5 .500 08/15/55 2,720,389
6,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
4 .250 02/15/55 5,771,554
12,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 11,920,315
7,385,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .750 10/01/49 7,423,560
16,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,680,997
4,210,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/45 4,216,947
3,635,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/52 3,854,478
14,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 14,780,866
6,890,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1
5 .000 12/01/45 6,894,548
2,605,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 2,372,996
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 7,055,398
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 3,004,231
4,500,000 Union County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Evangelical Community Hospital Project,
Series 2018B
5 .000 08/01/48 4,518,450
TOTAL PENNSYLVANIA 207,199,667
PUERTO RICO - 2.5% (1.5% of Total Investments)
1,985,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 2,012,214
64,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 60,566
88,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 77,879
114,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 93,384

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 128,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/33 $ 97,138
1,093,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 1,093,298
10,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 3,673,268
20,213,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 5,018,888
12,965,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 12,279,890
35,305,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 34,353,047
2,875,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 2,791,175
3,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 3,195,046
20,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 18,148
7,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 6,595,073
TOTAL PUERTO RICO 71,359,014
RHODE ISLAND - 0.3% (0.2% of Total Investments)
3,320,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 3,326,915
30,175,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 4,373,933
TOTAL RHODE ISLAND 7,700,848
SOUTH CAROLINA - 4.8% (2.8% of Total Investments)
1,500,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/37 1,500,248
7,500,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/41 7,531,868
21,565,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/30 18,930,544
1,250,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/31 1,067,183
6,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2016
5 .000 01/01/41 6,006,884
1,640,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Furman University,
Refunding Series 2015
5 .000 10/01/45 1,639,885
3,500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/55 2,906,627
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 776,566
2,100,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 2,240,624
10,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 9,854,099
10,000,000 (b) South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A, (UB)
4 .500 11/01/54 9,854,099

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .750% 11/15/54 $ 518,827
10,060,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
5 .000 12/01/46 10,288,892
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 2,328,111
6,610,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 6,686,811
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 4,000,651
9,750,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/46 9,798,203
9,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 9,033,207
2,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 2,250,522
6,587,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B
4 .000 12/01/43 6,231,580
2,750,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/55 2,763,312
10,000,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT)
5 .000 07/01/44 10,165,466
10,365,000 (b) South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/54 10,436,108
TOTAL SOUTH CAROLINA 136,810,317
SOUTH DAKOTA - 0.5% (0.3% of Total Investments)
3,750,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/44 3,915,607
5,915,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/40 6,003,828
1,615,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 1,615,452
2,905,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 2,911,540
TOTAL SOUTH DAKOTA 14,446,427
TENNESSEE - 2.8% (1.7% of Total Investments)
7,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 7,296,544
7,885,000 (b) Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2, (UB)
5 .000 08/01/49 7,945,665
6,400,000 Cleveland Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Hamilton Health Care System, Inc. Project,
Series 2024A
5 .250 08/15/54 6,796,379
9,000,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 9,292,339
17,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 17,170,355
1,350,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .500 07/01/54 1,428,372
6,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,353,701

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 4,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250% 07/01/53 $ 4,199,499
3,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .250 05/01/53 3,101,920
4,500,000 (b) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 4,677,316
2,000,000 (b) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .500 07/01/52 2,098,429
5,205,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 5,289,555
2,005,000 (b) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 2,025,259
1,080,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
5 .000 07/01/50 1,097,808
2,205,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006A
5 .250 09/01/26 2,232,948
TOTAL TENNESSEE 81,006,089
TEXAS - 13.1% (7.8% of Total Investments)
1,975,000 Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2016
5 .000 02/15/39 1,979,144
2,600,000 Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
4 .375 02/15/50 2,608,413
3,430,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .375 02/15/51 2,501,574
3,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Lifeschool of Dallas Series 2024
4 .125 08/15/54 2,782,970
24,325,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/44 24,837,997
3,000,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/38 3,002,355
1,450,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016
5 .000 11/15/41 1,466,009
800,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .500 09/01/54 802,192
8,760,000 Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/55 9,230,610
625,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 631,323
1,880,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .500 09/01/51 1,574,927
2,945,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/36 2,033,771
2,205,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/37 1,441,815
2,160,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/38 1,333,471
1,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/40 537,992
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 948,523
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 907,076

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Community Independent School District, Collin & Hunt
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000% 02/15/53 $ 5,199,218
4,790,000 Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2023
4 .000 07/15/48 4,440,047
3,270,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/01/48 3,424,897
2,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 2,075,327
1,680,000 (f) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 12/01/25)
5 .000 12/01/48 1,682,879
5,000,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,034,084
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,000,129
1,000,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM
Insured
4 .000 10/01/49 943,146
5,295,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela
Supported
5 .000 10/01/48 5,395,840
1,895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 1,749,246
4,850,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5 .000 12/01/45 4,850,931
1,030,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 1,023,203
3,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/38 2,746,070
5,000,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000 09/15/48 4,825,945
5,150,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 5,183,663
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A
4 .000 08/15/48 4,742,220
510,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 243,995
1,020,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 462,386
1,255,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 538,664
3,305,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 1,331,778
4,460,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 1,695,259
6,500,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/47 2,210,159
50,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 44,295
4,390,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 3,889,147

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 105,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000% 11/15/30 $ 90,274
625,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 537,347
4,065,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/31 3,388,494
3,505,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/31 2,846,026
210,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 159,622
260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0 .000 11/15/33 184,679
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/34 1,355,938
210,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 128,837
920,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 529,787
695,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/38 376,498
3,675,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/38 1,837,934
675,000 (f) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/39 343,504
1,585,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/39 738,256
3,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .000 11/15/41 1,406,766
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/53 5,213,520
4,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2025A, (AMT)
5 .500 07/01/55 4,271,097
5,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Technical Operations Center
Project, Series 2018, (AMT)
5 .000 07/15/28 5,145,776
310,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 310,005
1,885,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2020A, (AMT)
5 .000 07/01/27 1,922,111
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Refunding Series 2020B-2, (AMT)
5 .000 07/15/27 1,020,180
1,015,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 1,016,239
4,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/26 4,019,779
3,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 2,651,656
12,030,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 9,812,248
1,470,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,150,645

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,000,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5 .000% 02/15/58 $ 5,181,287
1,750,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/35 1,751,509
4,660,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2020A
5 .000 05/15/50 4,770,714
9,180,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power
Company, Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 9,615,759
1,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,000,614
3,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 3,001,373
2,645,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,654,474
2,500,000 Montgomery Independent School District, Montgomery
County, Texas, General Obligation Bonds, School Building
Series 2024B
4 .000 02/15/54 2,314,312
4,735,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000 04/01/46 4,735,076
125,000 (f) North Central Texas Health Facilities Development
Corporation, Hospital Revenue Bonds, Presbyterian Healthcare
System, Series 1996A - NPFG Insured, (ETM)
5 .750 06/01/26 127,077
3,860,000 North Harris County Regional Water Authority, Texas, Water
Revenue Bonds, Refunding Senior Lien Series 2013
5 .000 12/15/33 3,863,918
4,815,000 North Texas Municipal Water District, Upper East Fork
Wastewater Interceptor System Contract Revenue Bonds,
Refunding & Improvement Series 2025
4 .500 06/01/54 4,847,833
4,030,000 (f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,867,284
8,470,000 (f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,319,502
2,500,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/36 1,756,007
5,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023
5 .000 02/15/48 5,206,259
3,825,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .250 02/15/55 4,090,970
6,750,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 6,632,230
1,425,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, Series 2010E
0 .000 10/01/35 1,029,483
1,220,000 Pottsboro Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2022
5 .000 02/15/47 1,270,480
1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .500 09/01/54 1,235,654
7,500,000 Prosper Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 8,069,027
205,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 204,972
2,500,000 San Antonio, Texas, Airport System Revenue Bonds, Refunding
Series 2012, (AMT)
5 .000 07/01/27 2,501,112

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000% 02/01/49 $ 2,113,988
5,000,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/49 5,418,469
1,925,000 Stephen F. Austin State University, Texas, Revenue Bonds,
Refunding & Improvement Series 2016
5 .000 10/15/42 1,986,179
7,500,000 Tarrant County College District, Texas, General Obligation
Bonds, Series 2022
5 .000 08/15/40 8,121,026
5,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
5 .250 12/01/49 5,366,577
5,675,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022
4 .000 10/01/47 5,182,106
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,327,983
2,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .000 11/15/51 2,063,079
10,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5 .000 11/15/51 10,315,393
3,195,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 2,836,276
2,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 2,018,249
3,000,000 Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025
4 .250 09/01/55 2,891,003
2,735,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 2,782,393
8,330,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 8,672,760
15,635,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 15,580,435
1,875,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,903,363
10,000,000 (b) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 9,631,652
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4 .375 10/15/59 4,839,732
2,490,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2018
5 .000 09/01/40 2,490,613
6,900,000 Van Alstyne Independent School District, Grayson County,
Texas, General Obligation Bonds, School Building Series 2022
5 .000 02/15/47 7,196,912
85,000 Winter Garden Housing Finance Corporation, Texas, GNMA/
FNMA Mortgage-Backed Securities Program Single Family
Mortgage Revenue Bonds, Series 1994, (AMT)
6 .950 10/01/27 84,840
8,000,000 Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B
0 .000 08/15/45 3,230,081
4,370,000 Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B
0 .000 08/15/50 1,358,310
TOTAL TEXAS 374,268,253

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.7% (1.0% of Total Investments)
$ 11,750,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000% 07/01/43 $ 11,904,823
15,665,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/46 15,987,843
8,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/48 8,634,664
1,645,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/53 1,700,213
4,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .500 07/01/53 4,491,043
1,705,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/39 1,660,101
1,670,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/50 1,486,245
3,180,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/49 2,807,304
TOTAL UTAH 48,672,236
VERMONT - 0.1% (0.1% of Total Investments)
2,858,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .650 11/01/50 2,849,196
TOTAL VERMONT 2,849,196
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
3,825,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 3,988,419
2,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/27 2,005,567
2,240,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,246,575
TOTAL VIRGIN ISLANDS 8,240,561
VIRGINIA - 2.1% (1.2% of Total Investments)
145,000 Amherst Industrial Development Authority, Virginia, Revenue
Bonds, Sweet Briar College, Series 2006
5 .000 09/01/26 144,566
1,435,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020
4 .000 07/01/45 1,372,199
515,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 529,156
1,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage -
Cedar Ridge Project, Series 2007, (AMT)
4 .850 10/01/48 975,632
11,555,000 (b) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4 .000 07/01/52 10,876,324
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 378,998
2,500,000 Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022
5 .000 06/01/47 2,608,320
6,115,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 5,131,936
1,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,650,979
2,140,000 Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021
5 .000 05/15/57 2,219,284
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .550 10/01/49 1,002,759
10,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 10,097,033

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 12,605,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000% 12/31/56 $ 12,290,466
9,625,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 9,666,693
TOTAL VIRGINIA 58,944,345
WASHINGTON - 3.1% (1.9% of Total Investments)
2,375,000 (f) Grant County Public Utility District 2, Washington, Revenue
Bonds, Priest Rapids Hydroelectric Project, Refunding Series
2015A, (Pre-refunded 1/01/26)
5 .000 01/01/41 2,383,012
5,090,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 4,699,074
2,270,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2016
5 .000 12/01/46 2,270,865
15,220,000 (b) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT), (UB)
5 .000 05/01/43 15,283,003
13,725,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 14,038,048
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2021A
4 .000 07/01/47 9,487,360
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2023
5 .000 03/01/53 10,413,050
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,007,719
12,260,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
5 .000 10/01/45 12,262,711
6,200,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
3 .000 07/01/58 4,160,685
5,380,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 5,369,803
2,410,000 Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020
4 .000 05/01/50 2,140,924
2,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group ? SH II Properties LLC,
Blakeley & Laurel Villages Portfolio, Series 2025A - BAM
Insured
5 .250 07/01/55 2,039,118
305,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 282,246
TOTAL WASHINGTON 88,837,618
WEST VIRGINIA - 0.2% (0.1% of Total Investments)
1,000,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 798,958
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 2,011,609
3,000,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
4 .000 06/01/43 2,927,843
TOTAL WEST VIRGINIA 5,738,410
WISCONSIN - 6.3% (3.7% of Total Investments)
3,235,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Note Series 2022-B4 - AGM Insured
5 .000 04/01/36 3,559,828
1,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 1,228,073
2,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 1,659,510
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/51 766,972

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 34,226 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/47 $ 1,086
29,918 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 892
29,439 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 822
28,482 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 734
28,003 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 680
36,381 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 817
35,902 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 760
34,705 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 688
33,987 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 635
33,269 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 588
36,859 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 611
35,902 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 561
34,944 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 517
34,226 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 474
33,748 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 439
32,790 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 402
32,072 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 372
31,354 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 346
30,876 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 319
33,269 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 317
400,670 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 3,459

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,430,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150% 01/01/55 $ 2,436,883
6,400,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 6,418,617
59,473 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 2,050
58,635 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,861
58,216 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,736
57,797 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,613
56,960 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 1,468
62,405 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 1,515
1,578,732 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,085,363
61,986 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 1,393
61,149 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 1,295
60,730 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 1,204
59,892 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 1,118
59,054 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 1,044
58,635 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 972
57,797 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 903
57,379 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 849
56,960 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 789
56,123 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 730
55,704 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 683
54,866 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 637

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 54,447 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/64 $ 600
54,028 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 558
53,191 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 507
692,746 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 5,980
5,280,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .375 06/01/46 4,170,685
5,455,000 (b) Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A, (UB)
4 .000 10/01/52 4,904,581
2,000,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 1,600,000
17,500,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 14,000,000
8,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 7,149,990
5,330,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 5,108,975
4,210,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,281,928
4,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 4,133,942
6,500,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 6,737,550
5,575,000 (b) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 5,778,744
4,695,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
4 .250 04/01/52 4,382,708
270,000 (f) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000 11/15/43 280,158
2,275,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 2,165,145
10,715,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 9,856,927
5,810,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B,
(UB)
5 .250 12/01/48 6,145,930
1,690,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 1,421,975
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,367,021
5,345,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group,
Series 2017, (UB)
5 .000 08/15/52 5,388,158
4,220,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 4,108,325
5,315,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A
5 .500 02/15/54 5,621,675
11,440,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 11,454,293

Portfolio of Investments October 31, 2025
(continued)
NAD

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 7,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000% 02/15/46 $ 7,005,839
2,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/47 1,663,165
10,235,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2022A, (UB)
5 .000 04/01/52 10,530,717
8,770,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019
4 .000 12/15/49 8,005,932
11,720,000 (b) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 11,852,729
12,500,000 (b) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,582,159
TOTAL WISCONSIN 178,899,521
TOTAL MUNICIPAL BONDS
(Cost $4,754,025,609) 4,806,269,661
TOTAL LONG-TERM INVESTMENTS
(Cost $4,758,170,658) 4,810,448,520
FLOATING RATE OBLIGATIONS - (13.3)% (378,730,000)
AMTP SHARES, NET - (25.5)%(h) (727,356,077)
MFP SHARES, NET - (14.7)%(i) (420,471,708)
VRDP SHARES, NET - (17.7)%(j) (504,088,272)
OTHER ASSETS & LIABILITIES, NET -   2.7% 75,837,083
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,855,639,546
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $267,526,971 or 5.6% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) AMTP Shares, Net as a percentage of Total Investments is 15.1%.
(i) MFP Shares, Net as a percentage of Total Investments is 8.7%.
(j) VRDP Shares, Net as a percentage of Total Investments is 10.5%.

Portfolio of Investments October 31, 2025
NEA
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 165.7% (99.6% of Total Investments)
5846742576 MUNICIPAL BONDS - 165.7% (99.6% of Total Investments) 5846742576
ALABAMA - 1.5% (0.9% of Total Investments)
$ 15,520,000 (a) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000% 11/15/46 $ 15,541,264
5,920,000 Autauga County Board of Education, Alabama, Special Tax
Warrants, Series 2021
4 .000 04/01/51 5,389,364
35,000 Birmingham Airport Authority, Alabama, Airport Revenue
Bonds, Series 2020 - BAM Insured
4 .000 07/01/35 36,131
4,250,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,259,004
9,365,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 9,773,801
4,685,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 3,292,376
2,410,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 2,491,709
5,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 5,869,335
1,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,084,150
5,310,000 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 5,346,960
TOTAL ALABAMA 53,084,094
ARIZONA - 2.4% (1.4% of Total Investments)
1,150,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/47 1,145,950
1,400,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds ? Pensar Academy Project, Series
2020
5 .000 07/01/45 1,271,672
6,970,000 (a) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 10/01/48 7,017,514
1,965,000 (a) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .700 10/01/51 1,969,702
1,957,000 Floreo at Teravalis Community Facilities District, Arizona,
Special Assessment Revenue Bonds, District 1 Series 2025
6 .125 07/01/45 2,028,842
2,045,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/43 2,145,814
8,895,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4 .000 09/01/51 7,766,095
5,135,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 5,159,585
3,130,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017D
4 .000 01/01/48 2,862,850
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 4,679,110
6,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
4 .000 07/01/49 6,206,341
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,537,317
6,545,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 8,000,245
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/40 12,180,187
1,465,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/49 1,334,525

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .000% 01/01/54 $ 5,261,846
11,080,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 12,136,259
430,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
6 .300 07/01/49 443,799
TOTAL ARIZONA 83,147,653
ARKANSAS - 0.0% (0.0% of Total Investments)
1,750,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,597,070
TOTAL ARKANSAS 1,597,070
CALIFORNIA - 3.6% (2.2% of Total Investments)
3,335,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .000 10/01/52 3,454,840
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,936,455
3,450,000 Antelope Valley Joint Union High School District, Los Angeles
and Kern Counties, California, General Obligation Bonds,
Series 2004B - NPFG Insured
0 .000 08/01/29 3,130,799
8,000,000 Beverly Hills Unified School District, Los Angeles County,
California, General Obligation Bonds, 2008 Election Series
2009
0 .000 08/01/33 6,566,337
20,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5 .000 06/01/49 20,007
1,350,000 California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/39 792,166
1,500,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 1,505,717
965,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/47 959,078
5,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2017
4 .000 08/01/36 5,022,589
5,000 California State, General Obligation Bonds, Series 2004 -
AMBAC Insured
5 .000 04/01/31 5,008
9,130,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 9,086,009
10,445,000 Castaic Lake Water Agency, California, Certificates of
Participation, Water System Improvement Project, Series 1999a
- AMBAC Insured
0 .000 08/01/29 9,513,718
7,775,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 6,119,189
910,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,042,337
5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 4,138,968
1,500,000 Lincoln Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 1, Series 2005
- AMBAC Insured
0 .000 09/01/26 1,457,119
995,000 (d) Los Angeles Department of Water and Power, California,
Electric Plant Revenue Bonds, Series 1994, (ETM)
5 .375 02/15/34 1,014,122
2,490,000 Madera Unified School District, Madera County, California,
General Obligation Bonds, Election 2002 Series 2005 - NPFG
Insured
0 .000 08/01/27 2,371,326

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 10,335,000 (e) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000% 08/01/43 $ 10,438,580
5,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 6,915,151
14,100,000 New Haven Unified School District, California, General
Obligation Bonds, Refunding Series 2009 - AGC Insured
0 .000 08/01/34 11,005,091
2,500,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B
0 .000 08/01/29 2,258,658
1,745,000 (d) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 2,026,706
1,490,000 (d) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B - NPFG Insured, (ETM)
5 .000 08/15/34 1,660,272
1,000,000 Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Series 2005B - AGM
Insured
0 .000 08/01/29 908,485
9,320,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
0 .000 08/01/33 6,720,967
1,800,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A
0 .000 08/01/28 1,679,343
4,080,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 4,140,369
2,965,000 San Juan Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2004A - NPFG
Insured
0 .000 08/01/28 2,766,252
4,005,000 San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election of 2000, Series
2002B - FGIC Insured
0 .000 09/01/26 3,927,881
15,750,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/39 9,060,271
20,990,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed, Capital Appreciation Bonds,
San Diego County Tobacco Asset Securitization Corporation,
Refunding Senior Series 2019B-Class 2
0 .000 06/01/54 4,306,497
TOTAL CALIFORNIA 127,950,307
COLORADO - 16.0% (9.6% of Total Investments)
1,785,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 1,663,815
6,600,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 5,558,329
1,250,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,263,183
2,500,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 2,542,902
1,610,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/48 1,520,901
2,220,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/52 2,052,909
3,315,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien
Series 2021
4 .000 08/01/46 3,201,134
2,000,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien
Series 2021
4 .000 08/01/51 1,902,073
9,000,000 Boulder Valley School District RE2, Boulder County, Colorado,
General Obligation Bonds, Series 2019A
4 .000 12/01/48 8,628,187
3,010,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/42 3,217,410

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,975,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000% 06/01/52 $ 8,255,797
1,150,000 Castle Oaks Metropolitan District 3, Castle Rock, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Series 2020 - AGM Insured
4 .000 12/01/50 1,058,025
1,060,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 1,061,994
1,575,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,575,510
3,620,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 3,596,608
1,445,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,567,697
2,375,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 2,538,824
2,545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 2,577,021
2,005,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/34 2,070,935
4,615,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/35 4,766,765
7,205,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/36 7,441,937
8,715,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 9,001,594
4,105,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 4,239,993
8,545,000 (d) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/47 8,826,003
10,575,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 9,898,994
33,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 29,693,917
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018A
5 .000 11/15/48 3,038,869
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/31 1,001,130
4,290,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 4,292,946
25,540,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 25,983,338
11,075,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 9,679,669
17,205,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 15,438,473
3,410,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 3,596,689
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 2,923,295
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/37 762,112
7,080,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/45 7,508,623
3,000,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 3,181,620

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000% 11/01/39 $ 3,970,310
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/38 3,337,842
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019B
4 .000 01/01/40 4,990,247
4,150,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,122,845
1,886,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 1,896,466
2,660,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,662,064
2,000,000 Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2023C
5 .250 12/01/53 2,107,260
10,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 10,665,863
1,500,000 (d) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 1,547,931
6,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 5,839,352
7,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2019O
4 .000 03/15/44 6,813,628
2,550,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/41 2,551,132
5,000,000 Colorado State, Certificates of Participation, Rural Series 2018A 4 .000 12/15/35 5,118,264
7,115,000 (d) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 7,231,977
1,000,000 (d) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 1,016,441
1,250,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 1,252,130
15,370,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 9,761,533
2,930,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 3,066,635
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 5,136,445
6,500,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 6,505,374
10,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/51 9,168,118
5,120,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 5,190,904
2,935,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,965,291
1,800,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/40 1,807,246
315,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 316,325
1,500,000 (c) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
5 .000 12/01/49 1,481,294

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 45,540,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000% 09/01/30 $ 39,670,362
16,635,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 13,602,180
49,250,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 38,801,371
9,310,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 8,596,866
2,900,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 2,183,626
18,500,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 12,959,615
5,950,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 6,008,450
3,850,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/49 3,711,244
5,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Series 2023
5 .000 12/01/47 5,243,002
4,070,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,109,201
5,700,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
- AGM Insured
4 .000 12/01/46 5,485,341
1,440,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
- AGM Insured
4 .000 12/01/51 1,338,011
2,000,000 Leyden Rock Metropolitan District, Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2021 - AGM
Insured
4 .000 12/01/51 1,824,278
1,000,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 1,010,064
1,000,000 Louisville, Boulder County, Colorado, General Obligation
Bonds, Limited Tax, Series 2017
4 .000 12/01/36 1,005,379
1,730,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .750 12/01/52 1,757,085
1,230,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Senior Series 2021A - AGM Insured
4 .000 12/01/51 1,110,290
1,085,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 1,084,996
5,000,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/51 4,705,123
2,325,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .000 07/01/42 2,469,367
16,320,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000 12/01/45 16,346,283
3,680,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000 12/01/46 3,685,927
4,055,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/39 4,082,379
3,000,000 Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022
4 .000 11/01/47 2,849,683
3,345,000 (c) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series
2023A
6 .500 08/01/53 3,417,816
595,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 566,643

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 9,865,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000% 12/01/42 $ 9,956,995
3,600,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/47 3,608,096
2,350,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 2,252,034
850,000 Sierra Ridge Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Bonds, Series 2022 - AGM Insured
5 .000 12/01/52 873,281
1,000,000 (c) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 1,014,507
3,250,000 Thompson Crossing Metropolitan District 2, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 3,239,295
515,000 (c) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
3 .000 12/01/30 477,639
1,300,000 (c) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/44 1,267,428
995,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 781,392
1,000,000 Triview Metropolitan District, El Paso County, Colorado, Water
and Wastewater Enterprise Revenue Bonds, Green Series 2020
- BAM Insured
3 .250 12/01/45 812,039
2,500,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A
4 .000 06/01/46 2,390,578
2,500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,513,712
5,000,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 5,196,092
2,175,000 Weld County School District RE1, Colorado, General
Obligation Bonds, Series 2017
5 .000 12/15/30 2,220,814
5,650,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 6,049,578
7,810,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 7,869,345
10,825,000 (c),(e) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
0 .000 12/01/54 7,037,442
1,785,000 (c) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2023A
6 .500 12/01/50 1,839,595
500,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/50 480,455
TOTAL COLORADO 565,157,037
CONNECTICUT - 0.7% (0.4% of Total Investments)
1,650,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Fairfield University, Series 2016Q-1
5 .000 07/01/46 1,657,245
6,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 5,381,629
2,800,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/55 2,328,541
7,165,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 7,167,650
500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/34 514,280

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 7,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A
5 .000% 05/01/37 $ 8,104,702
TOTAL CONNECTICUT 25,154,047
DELAWARE - 0.0% (0.0% of Total Investments)
1,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 974,588
TOTAL DELAWARE 974,588
DISTRICT OF COLUMBIA - 4.3% (2.6% of Total Investments)
1,250,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/45 1,177,462
107,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 24,842,393
19,035,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 19,029,309
5,000,000 District of Columbia, General Obligation Bonds, Series 2021D 4 .000 02/01/46 4,805,907
6,600,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 6,952,519
3,500,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/35 3,579,506
60,000 (d) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, (Pre-refunded 4/01/27)
5 .000 04/01/36 61,924
3,440,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/36 3,513,115
5,455,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/44 5,062,047
4,750,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
5 .000 10/01/47 4,814,335
13,710,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/49 12,236,294
7,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 4,685,101
32,000,000 (d) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 33,068,259
18,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 19,238,090
3,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 3,046,955
4,270,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,519,774
TOTAL DISTRICT OF COLUMBIA 150,632,990
FLORIDA - 7.2% (4.3% of Total Investments)
2,800,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
5 .000 09/01/46 2,800,078
2,830,000 City of Miami Beach, Florida, Stormwater Revenue Bonds,
Series 2015
5 .000 09/01/41 2,832,737
5,810,000 Collier County, Florida, Tourist Development Tax Revenue
Bonds, Series 2018
4 .000 10/01/43 5,817,961
530,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 459,676
6,890,000 (a) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-3, (UB)
4 .700 07/01/49 7,000,880

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,030,000 (a) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-3, (UB)
4 .750% 07/01/54 $ 6,072,662
1,040,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B
- NPFG Insured
0 .000 11/01/25 1,040,000
1,590,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B
- NPFG Insured
0 .000 11/01/26 1,529,565
2,000,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,891,965
5,875,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 6,276,703
3,760,000 (a) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 3,522,146
13,480,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 11,997,186
5,060,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5 .000 07/01/47 5,277,431
205,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 200,672
5,035,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 4,588,935
2,420,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Refunding Series 2024B
5 .250 04/01/45 2,609,929
27,470,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 27,809,667
10,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/35 10,008,405
5,560,000 Miami-Dade County Health Facility Authority, Florida,
Hospital Revenue Bonds, Nicklaus Children's Hospital Project,
Refunding Series 2021A
4 .000 08/01/51 4,931,427
3,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 2,983,016
7,000,000 (a) Miami-Dade County School District, Florida, General
Obligation Bonds, School Series 2022A - BAM Insured, (UB)
5 .000 03/15/52 7,303,526
14,015,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 14,124,709
6,500,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Series
2025B
5 .250 10/01/55 6,907,625
4,715,000 Miami-Dade County, Florida, Public Facilities Revenue Bonds,
Jackson Health System, Series 2017
5 .000 06/01/38 4,823,255
7,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2018
4 .000 07/01/48 6,524,270
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 5,190,354
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/44 5,801,689
3,965,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/49 3,620,775
8,900,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .250 10/01/54 9,426,218
11,240,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 9,903,096
3,260,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 3,225,846
1,095,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/32 834,847
4,250,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 4,286,247

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,155,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5 .000% 11/15/45 $ 2,156,151
4,680,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement -
Life Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 4,740,048
8,200,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 8,389,314
12,170,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
4 .000 07/01/48 10,994,250
6,625,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/33 6,629,776
8,000,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 8,128,024
8,595,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/47 8,677,679
4,000,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A
4 .000 11/15/46 3,749,493
7,400,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 7,399,671
TOTAL FLORIDA 252,487,904
GEORGIA - 5.4% (3.2% of Total Investments)
6,750,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2023B-1
5 .000 07/01/53 7,049,989
10,235,000 Clarke County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Healthcare, Inc. Project,
Series 2016A
5 .000 07/01/46 10,268,220
2,000,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/42 2,024,549
10,000,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/47 10,075,928
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,579,015
5,300,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/46 5,113,966
5,725,000 Fayette County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Healthcare, Inc. Project,
Series 2016A
5 .000 07/01/46 5,743,582
4,330,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/42 4,383,148
7,250,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/47 7,305,048
6,370,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 5,716,567
9,495,000 (a) Fulton County Development Authority, Georgia, Revenue
Bonds, Georgia Tech Facilities, Series 2024, (UB)
5 .000 06/15/56 9,898,458
4,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 4,012,983
5,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,541,556
7,500,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5 .500 02/15/42 7,676,315

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A
4 .000% 02/15/40 $ 1,983,721
6,665,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .700 12/01/54 6,684,841
8,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 7,555,485
11,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 10,602,668
1,350,000 Henry County Water and Sewerage Authority, Georgia,
Revenue Bonds, Refunding Series 2005
5 .250 02/01/27 1,392,761
1,860,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,895,092
29,095,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5 .000 05/15/49 30,628,021
3,425,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30)
5 .000 09/01/53 3,665,676
10,160,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30), (UB)
5 .000 09/01/53 10,873,946
6,310,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Third Indenture, Series 2015B
5 .000 07/01/43 6,353,431
5,680,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 5,679,637
3,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .500 07/01/60 3,301,226
3,750,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 3,938,206
8,230,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 8,235,995
TOTAL GEORGIA 189,180,030
HAWAII - 0.4% (0.2% of Total Investments)
10,000,000 (a) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(UB)
5 .000 07/01/49 10,705,499
3,500,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5 .000 07/01/48 3,678,428
TOTAL HAWAII 14,383,927
IDAHO - 1.1% (0.7% of Total Investments)
5,000,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5 .000 09/01/47 5,223,257
855,000 Boise State University, Idaho, General Revenue Bonds, Project
& Refunding Series 2025A
5 .000 04/01/50 895,428
3,860,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .250 04/01/53 4,078,950
7,885,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/51 6,981,998
2,025,000 Idaho Housing and Finance Association, GNMA Housing
Revenue Refunding Bonds, Wedgewood Terrace Project, Series
2002A-1
7 .250 03/20/37 2,061,563
5,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 5,581,622
2,575,000 (a) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .600 01/01/49 2,558,636
4,620,000 (a) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 4,589,790
3,950,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 4,072,720
3,325,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 3,413,576
TOTAL IDAHO 39,457,540

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 14.3% (8.6% of Total Investments)
$ 1,000,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000% 04/01/34 $ 1,041,025
285,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/37 294,546
1,370,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/38 1,412,843
4,595,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/32 3,635,522
4,000,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/34 2,900,452
11,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 11,118,512
3,155,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .750 04/01/48 3,310,407
1,785,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016B
6 .500 12/01/46 1,798,240
10,735,000 (c) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 11,152,219
685,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 693,128
4,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 3,637,846
14,765,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured
4 .000 12/01/50 13,931,343
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/53 4,037,923
17,150,000 (a) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 18,441,119
1,000,000 (a) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500 01/01/40 1,033,590
4,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 4,007,701
5,425,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 5,343,308
5,750,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2025B
5 .000 01/01/46 6,077,985
9,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2025B
5 .000 01/01/50 9,649,344
12,190,000 (a) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5 .250 01/01/53 12,773,434
2,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .250 01/01/58 2,090,707
7,240,000 (a) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5 .250 11/01/53 7,534,639
6,030,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .500 11/01/62 6,409,436
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,523,043
3,500,000 Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2018A
4 .000 12/01/43 3,410,361
2,750,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
3 .900 11/01/36 2,801,586
5,265,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 5,276,122
3,215,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 2,813,362
25,015,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 25,459,059
75,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 73,149
790,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 804,024

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,440,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000% 02/15/41 $ 1,483,614
1,560,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/41 1,581,202
3,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/32 3,589,824
55,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 55,976
1,200,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,221,302
2,500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 1,992,027
1,000,000 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,025,488
8,665,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 8,716,766
7,500,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/46 7,518,147
10,945,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
4 .000 08/15/42 10,357,579
5,285,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/51 5,379,683
22,590,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 22,596,910
5,410,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Series 2017A
5 .000 03/01/47 5,441,855
14,200,000 Illinois Finance Authority, Revenue Bonds, The Carle
Foundation, Fixed Period Series 2021A
4 .000 08/15/41 13,671,091
11,860,000 (a) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 11,814,164
5,000,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/34 5,161,188
2,000,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/35 2,059,431
5,420,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 5,529,108
1,750,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 1,755,672
3,565,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/26 3,606,784
4,170,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 4,387,639
17,000,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/26 17,253,013
4,485,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/27 4,688,875
1,115,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,198,186
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,683,570
2,360,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 2,488,732
4,825,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 5,080,678
9,710,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 9,948,894
5,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 5,435,586
29,430,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 29,456,734
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 10,256,987
12,010,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 12,442,259
9,640,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 9,410,391
10,455,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,789,809
5,410,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/43 5,838,435
2,710,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,740,624

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,175,000 Macon and DeWitt Counties Community Unit School District 2
Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021
- AGM Insured
4 .000% 12/01/41 $ 1,183,942
5,080,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 5,090,771
8,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 8,802,133
4,750,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,741,169
33,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 13,426,281
5,355,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/46 2,058,559
195,000 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A,
(ETM)
0 .000 06/15/30 170,145
3,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,001,800
28,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 19,435,153
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 2,085,789
11,715,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/38 6,880,784
1,525,000 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A,
(ETM)
7 .000 07/01/26 1,564,839
2,300,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500 07/01/30 2,553,691
2,855,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 3,047,554
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project &
Refunding Series 2019A - BAM Insured
4 .000 01/01/44 2,464,474
TOTAL ILLINOIS 505,651,282
INDIANA - 2.5% (1.5% of Total Investments)
6,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/44 5,399,093
7,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A
4 .000 12/01/49 6,382,536
1,875,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 1,873,731
13,415,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid
Health Series 2022 - AGM Insured
5 .000 01/01/52 13,624,866
11,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 11,023,270
12,820,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2022B
5 .250 10/01/52 13,335,766
5,130,000 Indiana Finance Authority, Water Utility Revenue Bonds,
Citizens Energy Group Project, First Lien Series 2016A
5 .000 10/01/46 5,152,662
8,000,000 (a) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024D-
1, (UB)
4 .750 07/01/54 8,053,455
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,045,975

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000% 03/01/53 $ 3,566,382
8,040,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Stormwater Project, Green Series 2022C
5 .000 01/01/52 8,384,040
9,560,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 9,481,365
1,000,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 1,072,726
1,580,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 01/15/28 1,473,795
TOTAL INDIANA 89,869,662
IOWA - 1.0% (0.6% of Total Investments)
6,775,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 5,076,498
8,250,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 9,508,503
7,000,000 (b),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 8,067,820
3,085,000 Iowa Finance Authority, Senior Housing Revenue Bonds,
Northcrest Inc. Project, Series 2018A
5 .000 03/01/48 2,908,615
4,700,000 (d) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/36 4,819,158
5,990,000 (d) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/41 6,141,862
TOTAL IOWA 36,522,456
KANSAS - 0.7% (0.4% of Total Investments)
5,000,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/42 5,272,999
3,050,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/47 3,144,734
3,700,000 Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/38 3,731,752
6,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/43 6,052,642
6,465,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/48 6,487,940
TOTAL KANSAS 24,690,067
KENTUCKY - 1.1% (0.7% of Total Investments)
6,010,000 Kentucky Economic Development Finance Authority, Health
System Revenue Bonds, Norton Healthcare Inc., Series 2000B -
NPFG Insured
0 .000 10/01/28 5,353,167
1,300,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 1,313,884
700,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .400 07/01/44 706,260
1,290,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .600 07/01/49 1,286,434
4,855,000 (a) Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C, (UB)
4 .650 01/01/55 4,866,140
5,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 5,671,948

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 8,610,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875% 07/01/46 $ 9,777,050
10,000,000 (a),(b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 10,630,640
TOTAL KENTUCKY 39,605,523
LOUISIANA - 1.9% (1.2% of Total Investments)
5,000,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, MOVEBR Sales Tax Revenue Bonds, Series 2019
5 .000 08/01/48 5,118,536
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,904,776
3,900,000 (a) Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A, (UB)
4 .550 12/01/49 3,909,541
1,875,000 (a) Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A, (UB)
4 .650 12/01/54 1,874,206
1,965,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, East Baton Rouge Sewerage Commission Projects,
Refunding Series 2023
5 .000 02/01/41 2,077,071
3,600,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 3,092,583
1,695,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,696,837
9,310,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5 .000 07/01/43 9,559,311
20,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
4 .000 05/15/35 20,132
2,345,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/36 2,346,429
20,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/47 20,238
1,975,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 1,975,573
3,615,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 3,711,109
10,765,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 11,198,835
3,500,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Series 2024C-1
5 .000 01/01/54 3,613,023
10,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 10,279,381
5,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/48 5,038,836
1,355,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 12/01/40 1,355,613
TOTAL LOUISIANA 68,792,030
MAINE - 0.7% (0.4% of Total Investments)
6,300,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 6,099,058
8,675,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 8,854,876
11,150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/50 10,184,533
TOTAL MAINE 25,138,467

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 1.5% (0.9% of Total Investments)
$ 5,905,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/46 $ 5,821,293
8,610,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 8,720,781
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 2,006,777
4,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Taxable Series 2017D
4 .000 07/01/48 3,676,430
4,125,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
4 .000 06/01/47 3,854,794
17,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 17,450,704
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/39 3,048,190
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 2,819,951
4,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
5 .000 12/01/44 4,001,670
1,150,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/37 1,154,364
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,065,443
TOTAL MARYLAND 54,620,397
MASSACHUSETTS - 2.8% (1.7% of Total Investments)
4,000,000 Bristol-Plymouth Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2025
4 .000 04/01/49 3,825,455
6,035,000 Bristol-Plymouth Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2025
4 .000 04/01/50 5,709,539
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 10,626,086
930,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 917,406
3,890,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
5 .000 10/01/48 4,097,482
3,630,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 3,669,224
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 1,106,209
2,070,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,907,868
4,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
4 .000 07/01/36 4,140,876
1,380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,380,099
1,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,477,968
3,000,000 Massachusetts Development Finance Authority, Revenue
Bonds, WGBH Educational Foundation, Series 2002A - AMBAC
Insured
5 .750 01/01/42 3,511,779
26,750,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 25,435,601
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/52 5,289,878
14,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A
5 .000 05/01/48 14,720,966
12,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B
5 .000 06/01/52 12,482,236
TOTAL MASSACHUSETTS 100,298,672

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 8.6% (5.2% of Total Investments)
$ 315,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000% 11/01/34 $ 322,599
1,000,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 854,028
2,000,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/47 1,888,156
1,925,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 1,997,527
15,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Refunding Second Lien Series 2004A - AGM Insured
5 .000 07/01/34 15,014
1,700,000 Downriver Utility Wastewater Authority, Michigan, Sewer
System Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 1,736,680
1,100,000 Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A - BAM Insured
5 .000 03/01/33 1,126,465
2,270,000 Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A - BAM Insured
5 .000 03/01/36 2,316,669
455,000 (d) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 469,243
10,710,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 10,115,929
8,900,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/25 8,878,838
3,000,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/26 2,906,874
100,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/27 94,189
4,305,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/29 3,833,343
1,000,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series
2016 - AGM Insured
5 .000 05/01/38 1,003,164
1,250,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/42 1,293,067
1,850,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/43 1,906,293
2,500,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018
5 .000 01/01/43 2,560,142
6,055,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018
5 .000 01/01/48 6,166,187
4,295,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Series 2020
5 .000 01/01/45 4,463,956
1,720,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/36 1,790,492
1,995,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/39 2,059,639
27,950,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2016A
5 .000 07/01/46 28,113,273
4,625,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 4,997,832
6,910,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/47 6,711,876
1,265,000 Jenison Public Schools, Ottawa County, Michigan, General
Obligation Bonds, Series 2017
5 .000 05/01/30 1,310,436
1,000,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/31 1,012,642

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,445,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000% 06/01/34 $ 1,460,274
1,570,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/36 1,623,275
1,650,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/37 1,703,014
2,375,000 Kentwood Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023-II - AGM
Insured
5 .000 05/01/49 2,469,015
2,395,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/38 2,462,119
4,000,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/43 4,066,974
10,900,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 11,251,787
8,170,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 8,374,269
11,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2021A
5 .000 07/01/51 12,259,841
1,325,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building and Site Series 2019II
5 .000 05/01/40 1,383,709
2,085,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I
5 .000 05/01/38 2,091,597
2,200,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I
5 .000 05/01/41 2,202,375
2,200,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 2,197,994
500,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 505,278
1,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5 .000 11/01/43 1,533,976
17,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/50 16,077,554
10,005,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 9,050,506
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Kalamazoo College Project,
Refunding Series 2018
5 .000 12/01/43 3,572,318
175,000 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 177,010
5,340,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 5,348,110
9,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4 .000 03/01/51 7,933,177
10,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI
4 .000 12/01/36 10,036,384
1,900,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017MI
5 .000 12/01/30 1,965,761
2,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 1,791,381
11,730,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 11,966,499
9,060,000 (d) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 9,178,703
1,270,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000 11/15/47 1,177,342

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 10,000,000 (a) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A, (UB)
4 .850% 12/01/45 $ 10,184,530
180,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 180,086
8,300,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4 .000 02/15/44 8,128,280
3,000,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5 .000 02/15/48 3,060,344
1,950,000 Michigan State, Comprehensive Transportation Revenue
Bonds, Refunding Series 2015
5 .000 11/15/29 1,953,217
1,350,000 Muskegon County, Michigan, General Obligation Wastewater
Bonds, Management System 1, Refunding Series 2015
5 .000 11/01/33 1,351,317
1,730,000 Muskegon County, Michigan, General Obligation Wastewater
Bonds, Management System 1, Refunding Series 2015
5 .000 11/01/36 1,731,084
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/33 421,928
650,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/35 682,213
665,000 Novi Community School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series
2022-II
4 .000 05/01/47 643,647
1,510,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,559,059
810,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 819,143
5,240,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/52 5,453,557
1,065,000 (d) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/36 1,099,907
2,000,000 (d) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/42 2,065,553
12,200,000 (d) University of Michigan, Michigan, General Revenue Bonds,
Series 2017A, (Pre-refunded 4/01/27)
5 .000 04/01/47 12,599,875
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series
2017A
5 .000 12/01/42 1,020,825
2,200,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 2,204,051
5,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2018A
5 .000 11/15/43 5,132,627
2,590,000 West Bloomfield School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2017
- AGM Insured
5 .000 05/01/36 2,665,890
3,335,000 Western Michigan University, General Revenue Bonds,
Refunding Series 2019A
5 .000 11/15/44 3,432,276
2,700,000 Wyandotte, Michigan, Electric Revenue Bonds, Refunding
Series 2015A - BAM Insured
5 .000 10/01/44 2,702,119
TOTAL MICHIGAN 302,896,323
MINNESOTA - 5.1% (3.0% of Total Investments)
285,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 265,796
875,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 816,877
3,565,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,382,668
730,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Taxable Series 2021B
6 .000 06/15/31 698,481
350,000 Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project, Refunding
Series 2019
4 .000 09/01/39 304,868

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000% 07/01/36 $ 1,661,673
4,005,000 City of Milaca, Minnesota Refunding Revenue Bonds,
Grandview Christian Home Project, Series 2016
5 .000 10/01/41 3,992,164
1,000,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 934,343
590,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 590,350
3,600,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 3,319,617
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 1,948,467
1,300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/43 1,321,459
4,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 4,096,359
6,650,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/53 6,710,635
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 3,026,594
7,240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 7,284,010
3,600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 3,761,311
1,980,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/42 2,109,809
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,119,721
535,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 431,526
9,840,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/41 9,884,944
2,800,000 Itasca County Independent School District 318, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/37 2,825,133
1,000,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 958,577
405,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 358,722
2,250,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 2,214,739
2,530,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,176,223
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/33 1,075,644
2,245,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/44 2,308,084
3,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019A
5 .000 01/01/49 3,565,678
1,630,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/37 1,664,184

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 7,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000% 01/01/46 $ 7,064,693
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .125 01/01/47 1,917,653
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .250 01/01/52 1,911,125
12,345,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 12,685,434
7,335,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A
5 .000 01/01/52 7,653,191
5,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 5,207,793
610,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
4 .125 10/01/42 606,330
1,000,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
4 .125 10/01/42 993,983
2,140,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,186,335
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2020D
4 .000 08/01/42 1,004,819
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C
4 .000 08/01/43 3,136,398
3,805,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2022C
5 .000 08/01/41 4,076,984
2,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5 .000 12/01/42 2,029,339
10,325,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
5 .000 05/01/48 10,507,119
6,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
4 .000 05/01/49 5,478,394
4,825,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 4,774,088
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 1,832,274
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,005,568
450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
3 .875 12/01/30 407,395
4,170,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 3,530,530
595,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 596,003
1,470,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 1,314,887
3,315,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 3,281,597
800,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 813,891
150,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/29 152,218
1,070,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .375 06/01/42 1,067,714

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 3,055,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500% 06/01/57 $ 2,997,996
850,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds,
Country Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/42 790,334
4,270,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 4,138,395
3,900,000 University of Minnesota, General Obligation Bonds, Series
2016A
5 .000 04/01/41 3,910,804
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/32 302,461
150,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/33 151,156
250,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/35 251,737
600,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
4 .000 08/01/39 581,516
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/49 1,966,804
3,000,000 Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,039,697
730,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
4 .750 06/01/46 603,054
TOTAL MINNESOTA 178,778,365
MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center New
Facilities & Refinancing Project, Series 2017A
4 .000 06/01/47 4,259,138
TOTAL MISSISSIPPI 4,259,138
MISSOURI - 5.3% (3.2% of Total Investments)
3,700,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/47 3,485,496
2,000,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A
- BAM Insured
5 .000 03/01/42 2,123,394
6,940,000 (a) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
5 .250 12/01/47 7,376,625
8,150,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 7,757,464
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/31 4,144,802
2,475,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 2,498,953
4,470,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/42 4,458,844
1,475,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/40 1,585,535
1,750,000 Kansas City, Missouri, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 1,698,015
2,350,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
4 .125 11/01/38 2,210,966
2,950,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 3,114,738
2,695,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/44 2,783,832
2,160,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,405,416

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900% 09/01/33 $ 2,805,395
1,350,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016
5 .000 11/15/35 1,361,501
1,400,000 Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City University of
Medicine and Biosciences, Series 2017A
5 .000 06/01/42 1,422,148
1,830,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/40 1,825,738
14,000,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 13,173,604
1,500,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2013C, (Mandatory Put 1/01/46)
4 .000 01/01/50 1,397,204
4,165,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/44 3,949,173
4,220,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 3,872,007
17,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 17,305,112
1,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,400,583
1,050,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/36 1,054,695
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/37 2,989,669
2,620,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 2,662,954
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 2,535,752
28,565,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 25,219,353
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,412,594
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 1,798,652
8,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,596,133
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 2,713,688
10,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/42 9,736,434
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 1,123,649
700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/34 701,715
1,950,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019A
5 .000 02/01/42 1,955,684
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,509,660
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 837,847
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 993,473
5,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/41 5,318,546
2,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/42 2,117,008
1,675,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C
4 .000 12/01/31 1,676,540

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,535,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C
5 .000% 12/01/32 $ 2,537,814
3,500,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/41 3,442,485
220,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 220,080
2,665,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .125 09/01/49 2,629,393
7,250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 7,165,704
2,300,000 (c) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 2,303,216
475,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 458,885
TOTAL MISSOURI 186,868,168
MONTANA - 0.6% (0.3% of Total Investments)
2,975,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 2,775,062
4,965,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/48 5,013,459
3,310,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000 06/01/48 3,352,837
1,825,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 1,839,152
6,130,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 6,445,144
TOTAL MONTANA 19,425,654
NEBRASKA - 1.2% (0.7% of Total Investments)
14,165,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 15,141,613
1,900,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 1,900,661
1,900,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,991,954
2,150,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/29 2,197,487
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 2,044,492
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/32 1,000,371
820,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 820,311
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 2,000,730
5,110,000 Municipal Energy Agency of Nebraska, Power Supply System
Revenue Bonds, Refunding Series 2016A
5 .000 04/01/38 5,206,361
8,500,000 (a) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 8,583,188
TOTAL NEBRASKA 40,887,168

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 1.2% (0.7% of Total Investments)
$ 6,480,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000% 09/01/47 $ 6,453,446
7,525,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5 .000 05/01/48 7,679,725
365,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 364,990
2,130,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/26 2,128,615
1,415,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/27 1,410,956
2,450,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/29 2,438,658
2,690,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/30 2,664,451
18,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 18,415,739
TOTAL NEVADA 41,556,580
NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 1,514,252
1,115,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/36 1,154,045
2,935,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/37 3,030,881
TOTAL NEW HAMPSHIRE 5,699,178
NEW JERSEY - 7.4% (4.5% of Total Investments)
10,600,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5 .000 11/01/25 10,600,000
6,000,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Montclair Properties LLC, Montclair
State University Student Housing Project, Refunding Series
2017 - AGM Insured
5 .000 06/01/42 6,081,989
20,890,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 21,552,480
370,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/43 397,783
2,515,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
5 .000 06/15/43 2,589,680
2,415,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,224,706
2,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group,
Refunding Series 2017A
5 .000 07/01/37 2,572,266
26,320,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2016A
5 .000 07/01/43 26,498,368
12,775,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 11,799,177
3,050,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 3,090,206
7,795,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 7,896,955
5,450,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 5,134,577
4,390,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 5,255,010

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
5 .000% 06/15/40 $ 4,373,986
4,890,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,176,262
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 4,840,007
16,495,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 12,713,958
1,815,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C
0 .000 12/15/26 1,758,858
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 8,614,262
38,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 29,406,733
45,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 31,735,782
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 6,712,676
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/32 5,436,260
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/44 4,826,834
12,370,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding
Series 2005D-1 - AGM Insured
5 .250 01/01/26 12,418,869
5,500,000 (a) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .000 01/01/46 5,814,748
5,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
5 .250 11/01/52 5,227,743
10,355,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 10,259,093
4,710,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 4,723,280
2,150,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,096,500
TOTAL NEW JERSEY 261,829,048
NEW MEXICO - 0.1% (0.1% of Total Investments)
3,955,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A
4 .000 08/01/48 3,607,560
1,000,000 University of New Mexico, Revenue Bonds, System
Improvement Series 2023 - AGM Insured
5 .500 06/01/53 1,078,373
TOTAL NEW MEXICO 4,685,933
NEW YORK - 12.1% (7.3% of Total Investments)
7,000,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/45 2,601,266
1,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/33 1,006,592
10,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/39 10,085,066
19,335,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 20,075,233
4,115,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/49 3,853,905
14,800,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A.
Bidding Group 1,2,3,4
4 .000 03/15/48 13,871,774
25,755,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 24,411,962
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5 .000 03/15/40 10,412,050

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000% 03/15/54 $ 5,223,474
1,645,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 1,668,050
10,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 11,694,474
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,264,719
15,000,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Green Series 2024B-1
5 .000 11/15/50 15,686,343
8,620,000 (a) Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2023A, (UB)
5 .000 07/01/53 8,942,324
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,962,292
5,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 5,172,304
7,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5 .250 06/15/54 7,987,105
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,194,419
6,300,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4 .000 05/01/46 5,919,927
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1
4 .000 02/01/42 9,863,933
13,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 13,463,936
11,665,000 (a) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5 .250 05/01/52 12,487,429
11,220,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1
5 .000 05/01/53 11,615,570
2,060,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series B-1
5 .000 12/01/41 2,082,162
10,370,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series A-1
4 .000 08/01/42 10,140,654
3,500,000 New York City, New York, General Obligation Bonds, Fiscal
2020 SeriesD-1
4 .000 03/01/50 3,202,078
12,350,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1
5 .000 03/01/50 12,632,436
12,000,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 12,351,128
5,000 New York City, New York, General Obligation Bonds, Fiscal
Series 1996J
5 .500 02/15/26 5,010
23,920,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 23,919,687
1,590,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated
Bonds, Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 1,565,523
4,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .250 03/15/46 4,352,624
5,900,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/50 5,441,249
20,000,000 (a) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5 .000 03/15/48 21,161,074
4,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4 .000 03/15/44 3,863,675
25,035,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/45 26,185,997

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,500,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000% 03/15/46 $ 5,724,828
7,500,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2019A
5 .000 03/15/40 7,893,952
9,385,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2024A
5 .000 03/15/49 9,884,721
4,095,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5 .000 11/15/50 4,088,279
10,725,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/31 8,917,844
1,105,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/32 886,270
1,300,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A
5 .000 11/15/54 1,335,919
3,265,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
5 .000 05/15/44 3,432,938
9,695,000 (a) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022A - BAM Insured,
(UB)
5 .000 05/15/57 9,982,405
6,500,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .000 05/15/47 6,747,250
12,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/52 12,680,112
10,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5 .250 05/15/59 10,627,332
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,435,189
820,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 894,962
TOTAL NEW YORK 425,899,445
NORTH CAROLINA - 2.8% (1.7% of Total Investments)
1,000,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/30 1,001,895
730,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/31 731,379
1,365,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,390,074
5,390,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 5,457,639
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/48 5,258,738
4,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
5 .000 01/15/36 4,237,966
2,000,000 (d) Greensboro, North Carolina, Limited Obligation Bonds,
Coliseum Complex Project, Series 2018A, (Pre-refunded
4/01/28)
5 .000 04/01/42 2,116,179
6,140,000 (d) New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 6,416,145
2,500,000 North Carolina Agricultural & Technical State University,
General Revenue Bonds, Series 2023
5 .000 10/01/52 2,605,845
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding
Series 2016
4 .000 01/01/37 5,015,159

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 2,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5 .000% 01/01/48 $ 2,538,664
700,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 704,703
2,720,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/37 2,723,770
3,000,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Wake Forest Baptist Obligated
Group, Series 2012A
5 .000 12/01/45 3,001,384
1,545,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/28 1,550,032
1,500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 1,504,742
835,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/28 750,023
800,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/30 653,835
850,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/31 660,535
2,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/33 1,685,811
3,160,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/36 1,896,364
3,100,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/37 1,765,429
1,900,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 928,625
2,200,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/39 2,233,273
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018
5 .000 01/01/40 1,033,093
150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/31 127,867
4,375,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/33 3,473,036
2,300,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 1,754,128
2,380,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/35 1,738,812
7,575,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 5,035,237
1,470,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 926,090
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 10,150,350
2,500,000 Raleigh, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016A
4 .000 03/01/46 2,471,985
1,250,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/35 1,257,019
1,265,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/36 1,271,499
1,000,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/37 1,004,528
4,735,000 University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017
5 .000 10/01/42 4,849,712
4,765,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 4,887,645
1,250,000 Western Carolina University, North Carolina, General Revenue
Bonds, Refunding Series 2015A
5 .000 10/01/45 1,250,061
TOTAL NORTH CAROLINA 98,059,271

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 1.3% (0.8% of Total Investments)
$ 1,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000% 12/01/37 $ 1,013,006
8,525,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 8,567,272
7,070,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
4 .000 12/01/47 6,194,316
1,800,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
4 .000 12/01/51 1,578,906
645,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured
5 .000 12/01/53 659,958
900,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 897,383
13,000,000 (a) North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D, (UB)
4 .650 07/01/49 12,995,096
2,700,000 University of North Dakota, Certificates of Participation,
Housing Infrastructure Project, Series 2021A - AGM Insured
4 .000 06/01/51 2,494,824
11,065,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 10,802,973
935,402 (f) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 35,639
TOTAL NORTH DAKOTA 45,239,373
OHIO - 3.6% (2.1% of Total Investments)
3,020,000 (d) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/41 3,091,549
8,255,000 (d) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/46 8,450,576
10,940,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Refunding & Improvement Series 2015A
5 .000 11/01/43 10,946,837
6,655,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/38 6,710,536
10,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 947,829
1,095,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 949,610
11,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 9,652,913
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,871,217
2,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .000 01/01/45 2,920,605
2,335,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .250 01/01/50 2,484,815
5,165,000 Cuyahoga Community College District, Ohio, General
Obligation Bonds, Facilities Construction & Improvement
Series 2018
4 .000 12/01/38 5,174,718
5,975,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 5,243,472
1,500,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/47 1,445,409
1,120,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/52 1,057,034

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,425,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016
5 .000% 01/01/46 $ 3,315,669
6,000,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series
2016
5 .000 01/01/51 5,675,772
3,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 3,033,988
5,000,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 5,050,530
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 6,676,375
3,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A
5 .000 12/01/48 3,031,341
1,740,000 (a) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,745,232
3,195,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 3,225,555
7,065,000 Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2021A
4 .000 01/15/46 6,444,295
7,550,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 8,569,666
2,400,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Green Series 2023B
5 .000 12/01/43 2,588,809
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,456,595
4,190,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007 - AGM
Insured
5 .250 12/01/26 4,300,514
3,670,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 3,577,723
TOTAL OHIO 125,639,184
OKLAHOMA - 1.3% (0.8% of Total Investments)
3,135,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 3,148,206
6,340,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 6,353,759
9,040,000 (a) Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2024B,
(UB)
4 .600 09/01/44 9,204,353
3,080,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .250 01/01/47 3,344,066
20,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 21,797,858
1,125,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,140,919
TOTAL OKLAHOMA 44,989,161
OREGON - 3.2% (1.9% of Total Investments)
1,180,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 1,190,784
760,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/38 778,842
1,000,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/39 1,023,049
1,725,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,760,396

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,185,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375% 11/15/55 $ 1,164,786
4,170,000 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A 4 .000 08/01/45 4,131,124
2,250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/52 2,348,267
2,820,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 2,828,732
7,895,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 8,015,098
1,810,000 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/49 1,604,159
6,275,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/35 6,294,812
140,000 (d) Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A, (Pre-refunded 10/01/26)
5 .000 10/01/46 142,722
2,120,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/46 2,120,627
7,090,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .500 04/01/49 7,534,563
23,400,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/51 21,450,155
4,100,000 Port of Portland, Oregon, Portland International Airport,
Revenue Bonds, Series 2019 25A
5 .000 07/01/49 4,202,001
4,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
4 .000 05/15/41 3,921,296
13,220,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 13,261,688
8,005,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A
5 .000 05/15/44 8,202,822
10,805,000 Tualatin Valley Water District, Oregon, Water Revenue Bonds,
Series 2023
5 .000 06/01/48 11,381,174
10,000,000 University of Oregon, General Revenue Bonds, Series 2020A 5 .000 04/01/50 10,238,936
TOTAL OREGON 113,596,033
PENNSYLVANIA - 7.0% (4.2% of Total Investments)
1,670,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 1,625,913
2,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,849,203
3,155,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 05/15/26 3,101,335
4,145,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 11/15/26 4,012,816
2,800,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 05/15/28 2,588,953
3,000,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998
- AGM Insured
0 .000 11/15/28 2,732,589
1,200,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2018A
5 .000 11/15/42 1,218,504
895,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 936,421
3,595,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 3,668,634
5,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 5,061,269
5,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 5,035,641
4,915,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/47 3,973,910

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,480,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000% 12/01/31 $ 3,695,216
5,180,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/32 4,116,302
5,210,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,318,785
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/44 934,442
2,905,000 Neshaminy School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2022
4 .000 11/01/43 2,869,314
630,207 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
5 .000 06/30/27 277,291
347,128 (f) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
5 .000 06/30/27 62,483
2,525,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024
5 .000 08/01/49 2,665,528
7,340,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .250 11/01/48 7,814,927
6,800,000 (a) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 6,977,568
5,910,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 5,591,460
5,250,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 5,252,621
20,000,000 (a) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-150A, (UB)
5 .200 10/01/50 20,621,070
16,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 14,568,810
16,805,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,739,054
6,580,000 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B, (Pre-refunded 12/01/25)
5 .000 12/01/40 6,590,859
8,510,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/45 8,524,043
5,800,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2019A
5 .000 12/01/49 5,980,972
6,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5 .000 12/01/46 6,790,699
17,375,000 (a) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .250 12/01/53 18,548,716
19,250,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 19,622,874
7,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 6,459,199
7,475,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
4 .000 12/01/45 7,078,645
1,445,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,450,919
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 7,055,398
3,410,000 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 1997A - AMBAC Insured, (ETM)
5 .125 08/01/27 3,544,681
7,565,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured
5 .500 09/01/53 8,172,880

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250% 09/01/54 $ 5,356,350
8,135,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
4 .000 06/01/49 7,348,814
TOTAL PENNSYLVANIA 246,835,108
PUERTO RICO - 2.1% (1.2% of Total Investments)
3,996,324 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 859,344
5,281,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 5,282,440
6,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 1,489,800
23,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 21,813,973
32,452,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 31,576,974
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,360,630
6,448,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 6,259,999
4,503,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 4,371,708
TOTAL PUERTO RICO 73,014,868
RHODE ISLAND - 0.8% (0.5% of Total Investments)
3,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 3,047,040
1,315,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 1,317,739
174,390,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 25,278,214
TOTAL RHODE ISLAND 29,642,993
SOUTH CAROLINA - 3.8% (2.3% of Total Investments)
25,200,000 (a) Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B, (UB)
5 .250 07/01/54 26,761,767
1,290,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/41 1,295,481
4,000,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/46 4,011,369
26,955,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 22,896,089
15,420,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/32 12,651,472
4,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2024A
5 .000 01/01/54 4,129,170
1,370,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/54 1,324,402
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .000 06/15/43 1,022,486
1,095,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .125 06/15/53 1,111,359
12,000,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
4 .000 12/01/44 11,300,332

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 9,030,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000% 11/01/43 $ 9,170,042
6,210,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 5,783,028
3,490,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 3,530,555
6,800,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/46 6,833,618
10,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 10,036,897
5,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 4,501,044
8,686,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B
4 .000 12/01/39 8,685,864
TOTAL SOUTH CAROLINA 135,044,975
SOUTH DAKOTA - 1.1% (0.6% of Total Investments)
4,000,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/52 4,141,187
3,000,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .000 11/01/42 2,799,628
3,150,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds,
Dow Rummel Village Project, Series 2017
5 .125 11/01/47 2,824,113
22,800,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 21,444,615
1,150,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 1,150,322
5,245,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 5,256,808
TOTAL SOUTH DAKOTA 37,616,673
TENNESSEE - 1.9% (1.1% of Total Investments)
2,180,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/35 2,258,167
5,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2016
5 .000 09/01/36 5,029,717
1,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2016
5 .000 09/01/47 1,000,923
445,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 452,494
1,755,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 1,772,156
6,165,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,528,427
11,670,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/56 12,211,725
4,170,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .250 05/01/53 4,311,669
2,225,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/41 2,225,848

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,910,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000% 10/01/45 $ 2,853,319
5,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,033,419
6,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/46 6,010,034
2,750,000 Metropolitan Knoxville Airport Authority, Tennessee, Airport
Revenue Bonds, Series 2024A
5 .250 06/01/54 2,903,039
390,000 (c) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .250 06/01/56 371,673
6,270,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2022A
5 .000 11/01/52 6,555,153
7,325,000 (b) The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2023A-1, (Mandatory Put 5/01/28)
5 .000 05/01/53 7,592,234
TOTAL TENNESSEE 67,109,997
TEXAS - 11.6% (7.0% of Total Investments)
2,260,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023
5 .000 11/15/48 2,375,541
7,735,000 (a) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B, (UB)
5 .000 08/15/51 8,238,492
1,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2002 - FGIC
Insured
0 .000 08/15/32 797,286
1,925,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 1,825,906
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 907,076
10,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 10,376,637
5,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
4 .000 11/01/45 4,795,433
6,125,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2021B
4 .000 11/01/45 5,874,406
7,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Improvement Series 2023B
5 .000 11/01/47 8,216,282
10,000,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2021A
4 .000 11/01/46 9,586,129
19,215,000 (a) Ector County, Texas, Certificates of Obligation, Series 2024,
(UB)
5 .000 02/15/50 20,091,988
3,700,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, School Building Series 2017
5 .000 08/15/42 3,710,857
3,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/40 3,484,762
10,000,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/45 9,455,348
8,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 7,909,427
12,695,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM
Insured
4 .000 10/01/49 11,973,237
5,295,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela
Supported
5 .000 10/01/48 5,395,840
5,000,000 Greenwood Independent School District, Midland County,
Texas, School Building Bonds, Series 2024
5 .000 02/15/49 5,200,827

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 9,275,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A
4 .125% 07/01/52 $ 8,568,054
2,845,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 2,626,177
2,320,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5 .000 12/01/45 2,320,445
7,570,000 (a) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A, (UB)
5 .250 08/15/54 8,112,976
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A
4 .000 08/15/48 4,742,219
4,040,000 (a),(c) Harris County, Texas, Toll Road Revenue Bonds, Tender Options
Bond Trust 2015-XF2184. Formerly Tender Options Bond Trust
3028 - AGM Insured, (IF)
7 .884 08/15/28 4,919,595
1,195,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 571,715
2,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 1,083,434
2,660,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 1,141,711
7,260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 2,925,479
10,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 3,968,273
7,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/49 2,187,949
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/52 782,871
2,710,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/48 2,756,239
5,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .250 11/15/54 5,313,633
1,715,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,342,419
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4 .000 08/15/41 3,983,296
1,780,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,781,092
1,800,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 1,800,824
9,750,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 9,114,986
16,285,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017
5 .000 01/01/36 16,678,305
10,040,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017 - AGM Insured
5 .000 01/01/38 10,254,836
2,100,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/43 2,101,014
1,815,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/48 1,815,437
4,240,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2022
5 .000 07/01/47 4,407,231

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,900,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000% 04/01/46 $ 3,900,063
7,000,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/53 7,329,746
1,880,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 2,270,594
7,990,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 9,734,689
2,125,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 1,990,044
14,610,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 14,921,886
9,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .000 02/15/50 9,505,011
10,000,000 (a) Pearland, Texas, Certificates of Obligation, Series 2025B, (UB) 5 .250 09/01/55 10,695,197
10,500,000 (a) Port of Houston Authority, Harris County, Texas, Revenue
Bonds, First Lien Series 2023, (UB)
5 .000 10/01/53 10,851,628
2,250,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward?s University Project,
Series 2016
4 .000 06/01/36 2,133,286
6,250,000 San Angelo Independent School District, Tom Green County,
Texas, General Obligation Bonds, School Building Series 2025
5 .000 02/15/44 6,713,826
2,000,000 San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2021
4 .000 08/01/41 2,014,153
11,000,000 Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2023B
5 .000 02/15/53 11,466,173
5,000,000 (a) Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .250 02/15/49 5,392,960
5,000,000 (a) Sherman Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .000 02/15/53 5,256,758
7,975,000 Tarrant County College District, Texas, General Obligation
Bonds, Series 2022
5 .000 08/15/39 8,698,495
2,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022
4 .000 10/01/47 2,282,866
1,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 1,331,585
2,500,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 2,522,811
10,500,000 (a) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C, (UB)
5 .125 01/01/54 10,836,707
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,268,971
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,015,127
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2019A
4 .000 10/15/49 4,643,415
23,200,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
4 .375 10/15/59 22,456,356
17,220,000 University of Houston, Texas, Consolidated Revenue Bonds,
Refunding Series 2022A
5 .000 02/15/52 17,852,801
7,000,000 West Harris County Regional Water Authority, Texas, Water
System Revenue Bonds, Series 2022 - AGM Insured
5 .000 12/15/57 7,266,292
TOTAL TEXAS 409,867,124

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.0% (0.6% of Total Investments)
$ 1,045,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625% 12/01/53 $ 1,056,521
7,705,000 (a) Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A, (UB)
5 .500 06/01/50 8,382,048
1,250,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,278,824
6,000,000 (a) Millard School District, Utah, Lease Revenue Bonds, Local
Building Authority Series 2024 - BAM Insured, (UB)
5 .000 05/15/59 6,167,100
3,560,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/42 3,619,651
1,975,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/47 1,992,206
4,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018B
5 .000 07/01/48 4,058,200
1,000,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/38 1,018,569
2,320,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/43 2,336,334
2,040,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/48 2,047,752
1,870,000 (a) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 1,871,951
TOTAL UTAH 33,829,156
VERMONT - 0.4% (0.2% of Total Investments)
1,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
4 .000 10/01/40 992,504
10,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
5 .000 10/01/45 9,999,616
2,730,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, Middlebury College Project, Series 2023
5 .000 11/01/52 2,840,938
TOTAL VERMONT 13,833,058
VIRGIN ISLANDS - 0.1% (0.1% of Total Investments)
2,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 2,758,004
TOTAL VIRGIN ISLANDS 2,758,004
VIRGINIA - 1.4% (0.9% of Total Investments)
1,610,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020
4 .000 07/01/40 1,621,694
430,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 441,820
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,794,923
8,075,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 7,600,720
425,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 460,211
1,800,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,981,174
10,000,000 Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021
5 .000 05/15/57 10,370,486
16,065,000 (a) Virginia Port Authority, Port Facilities Revenue Bonds, Series
2025, (UB)
5 .250 07/01/50 17,207,956
7,505,000 Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program, State
Moral Series 2024A
4 .000 11/01/49 7,119,021
TOTAL VIRGINIA 50,598,005

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 4.9% (3.0% of Total Investments)
$ 7,000,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series
2016S-1
5 .000% 11/01/41 $ 7,067,231
12,235,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/26 12,013,603
7,000,000 Douglas County Public Utility District 1, Washington, Revenue
Bonds, Wells Hydroelectric, Series 2022B
5 .000 09/01/47 7,268,934
11,500,000 Fircrest Properties, Washington, Lease Revenue Bonds,
Washington State Department of Social & Health Services
Project Series 2024
5 .500 06/01/49 12,466,377
4,200,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5 .000 12/01/36 4,248,133
7,500,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2018
5 .000 12/01/43 7,687,583
10,630,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 9,813,586
3,905,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/44 4,200,977
5,230,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2025A
5 .000 10/01/47 5,563,390
10,535,000 Seattle, Washington, Drainage and Wastewater System
Revenue Bonds, Improvement Series 2023
5 .000 02/01/49 11,057,099
3,750,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2022
5 .000 07/01/52 3,896,387
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2023
5 .000 03/01/53 10,413,050
2,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2025
5 .250 02/01/50 2,169,556
4,000,000 (a) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5 .250 12/01/55 4,304,112
1,185,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .000 01/01/41 1,265,766
1,245,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .000 01/01/42 1,318,036
1,310,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .000 01/01/43 1,375,526
7,645,000 (a) Spokane County, Washington, Airport Revenue Bonds,
Spokane International Airport Series 2024A, (UB)
5 .250 01/01/54 8,053,085
5,250,000 Tacoma, Washington, Sewer Revenue Bonds, Series 2018 4 .000 12/01/48 5,048,013
6,180,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,266,008
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,007,719
10,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
4 .250 10/01/40 9,999,999
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 3,002,391
5,160,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
4 .000 10/01/45 4,845,836
2,600,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/58 1,735,536
2,525,000 Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020
4 .000 05/01/45 2,332,358
500,000 (c) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 473,336
13,395,000 (a) Washington State, General Obligation Bonds, Various Purpose
Series 2023A, (UB)
5 .000 08/01/47 14,051,813

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 9,000,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003C - FGIC Insured
0 .000% 06/01/28 $ 8,395,380
TOTAL WASHINGTON 174,340,820
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
12,690,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 12,763,658
2,065,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 2,145,087
5,750,000 West Virginia State, General Obligation Bonds, State Road
Competitive Series 2018B
4 .000 06/01/42 5,723,732
TOTAL WEST VIRGINIA 20,632,477
WISCONSIN - 5.8% (3.5% of Total Investments)
43,035 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 1,483
42,429 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,346
42,126 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,256
41,823 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,168
41,217 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 1,063
45,157 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 1,096
1,142,388 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 785,381
44,853 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 1,008
44,247 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 937
43,944 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 871
43,338 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 809
42,732 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 755
42,429 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 704
41,823 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 654
41,519 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 614
41,217 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 571

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 40,611 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/61 $ 528
40,307 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 494
39,701 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 461
39,398 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 434
39,095 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 404
38,489 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 367
501,278 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 4,327
1,950,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
4 .000 07/01/56 1,460,439
8,335,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 8,133,705
1,060,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000 11/15/43 1,099,881
8,940,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 8,508,306
9,830,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 9,042,799
8,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/51 7,159,581
9,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 9,030,788
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/35 2,007,853
7,625,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 7,636,957
2,415,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,768,739
2,470,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,688,271
5,155,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/34 5,170,276
20,000,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Aspirus Inc., Series 2025, (UB)
5 .250 08/15/55 20,771,502
1,110,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2017
5 .000 06/01/37 1,110,851
955,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2017
5 .000 06/01/41 916,311
1,000,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/30 1,044,552

Portfolio of Investments October 31, 2025
(continued)
NEA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,110,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000% 09/01/31 $ 1,159,452
1,100,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/32 1,149,007
1,725,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/33 1,801,852
1,775,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/34 1,854,080
1,910,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/35 1,995,094
2,065,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of Christian
Charity Sponsored Ministry, Series 2017A, (Pre-refunded
9/01/27)
5 .000 09/01/36 2,157,000
15,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2022A
4 .000 04/01/41 14,733,561
18,595,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marquette University, Series 2016
5 .000 10/01/46 18,691,828
8,215,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 8,225,264
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016
5 .000 12/01/41 5,052,935
10,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000 12/01/46 9,081,393
10,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022
4 .000 12/01/51 8,751,973
1,525,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 1,185,420
29,080,000 (a) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 29,271,134
10,400,000 (a) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C, (UB)
4 .750 03/01/51 10,448,018
TOTAL WISCONSIN 202,915,553
TOTAL MUNICIPAL BONDS
(Cost $5,788,040,084) 5,846,742,576
TOTAL LONG-TERM INVESTMENTS
(Cost $5,788,040,084) 5,846,742,576
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%(0.4% of Total Investments)
23790000 MUNICIPAL BONDS - 0.7% (0.4% of Total Investments) 23790000
MASSACHUSETTS - 0.5% (0.3% of Total Investments)
17,370,000 (g) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2008U-6E
3 .500 10/01/42 17,370,000
TOTAL MASSACHUSETTS 17,370,000

See Notes to Financial Statements
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.2% (0.1% of Total Investments)
$ 6,420,000 (g) Oregon State, General Obligation Bonds, Department of
Veterans Affairs Series 105B of 2020J
3 .850% 06/01/39 $ 6,420,000
TOTAL OREGON 6,420,000
TOTAL MUNICIPAL BONDS
(Cost $23,790,000) 23,790,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,790,000) 23,790,000
TOTAL INVESTMENTS - 166.4%
(Cost $5,811,830,084) 5,870,532,576
FLOATING RATE OBLIGATIONS - (13.2)% (465,815,000)
AMTP SHARES, NET - (1.5)%(h) (52,986,710)
MFP SHARES, NET - (20.9)%(i) (737,770,135)
VRDP SHARES, NET - (32.8)%(j) (1,155,609,698)
OTHER ASSETS & LIABILITIES, NET -   2.0% 70,139,392
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,528,490,425
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $135,587,803 or 2.3% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(h) AMTP Shares, Net as a percentage of Total Investments is 0.9%.
(i) MFP Shares, Net as a percentage of Total Investments is 12.6%.
(j) VRDP Shares, Net as a percentage of Total Investments is 19.7%.

Statement of Assets and Liabilities
See Notes to Financial Statements

e
October 31, 2025 NAD NEA
ASSETS
Long-term investments, at value
†
$ 4,806,699,330 $ 5,846,742,576
Affiliated investments, at value
++
3,749,190 –
Short-term investments, at value
◊
– 23,790,000
Cash 6,710,473 –
Receivables:
Dividends 524 –
Interest 69,633,270 77,602,164
Investments sold 21,191,285 24,591,750
Reimbursement from Adviser 1,108 –
Other 742,604 1,515,108
Total assets 4,908,727,784 5,974,241,598
LIABILITIES
Cash overdraft – 6,652,557
Floating rate obligations 378,730,000 465,815,000
AMTP Shares, Net
*
727,356,077 52,986,710
MFP Shares, Net
**
420,471,708 737,770,135
VRDP Shares, Net
***
504,088,272 1,155,609,698
Payables:
Management fees 2,262,205 2,732,676
Dividends 15,563,182 19,478,929
Interest 3,743,537 3,625,576
Accrued expenses:
Custodian fees 319,212 357,427
Investor relations fees 9,065 23,839
Trustees fees 438,989 571,226
Professional fees 15,459 30,117
Shareholder reporting expenses 46,208 71,643
Shareholder servicing agent fees 20,972 22,439
Other 23,352 3,201
Total liabilities 2,053,088,238 2,445,751,173
Commitments and contingencies
(1)
Net assets applicable to common shares $ 2,855,639,546 $ 3,528,490,425
Common shares outstanding 233,404,655 298,992,392
Net asset value ("NAV") per common share outstanding $ 12 .23 $ 11 .80
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,334,047 $ 2,989,924
Paid-in capital 3,107,461,121 3,828,205,638
Total distributable earnings (loss) (254,155,622) (302,705,137)
Net assets applicable to common shares $ 2,855,639,546 $ 3,528,490,425
Authorized shares:
Common Unlimited Unlimited
Preferred Unlimited Unlimited
†
   Long-term investments, cost $ 4,754,556,220 $ 5,788,040,084
++
   Affiliated investments, cost $ 3,614,438 $ —
◊
   Short-term investments, cost $ — $ 23,790,000
*
   AMTP Shares, liquidation preference $ 727,500,000 $ 53,000,000
**
   MFP Shares, liquidation preference $ 420,800,000 $ 738,900,000
***
    VRDP Shares, liquidation preference $ 504,300,000 $ 1,159,400,000
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2025 NAD NEA
INVESTMENT INCOME
Dividends $ 30,919 $ —
Dividends from affiliated investments 58,800 —
Interest 229,277,555 269,905,661
Total investment income 229,367,274 269,905,661
EXPENSES
– –
Management fees 26,754,471 32,442,148
Shareholder servicing agent fees 156,271 184,570
Interest expense and amortization of offering costs 73,568,558 75,460,959
Trustees fees 162,478 200,008
Custodian expenses, net 319,277 338,387
Excise tax liability expense 3,151 6,678
Investor relations expenses 551,113 675,079
Liquidity fees 3,905,724 11,598,223
Professional fees 281,774 578,567
Remarketing fees 511,304 2,366,422
Shareholder reporting expenses 146,791 190,245
Stock exchange listing fees 73,811 94,551
Other 128,532 208,818
Total expenses 106,563,255 124,344,655
Net investment income (loss) 122,804,019 145,561,006
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (23,797,841) (31,885,556)
Net realized gain (loss) (23,797,841) (31,885,556)
Change in unrealized appreciation (depreciation) on:
Investments (33,784,638) (31,572,748)
Affiliated investments 134,752 —
Net change in unrealized appreciation (depreciation) (33,649,886) (31,572,748)
Net realized and unrealized gain (loss) (57,447,727) (63,458,304)
Net increase (decrease) in net assets applicable to common shares from operations $ 65,356,292 $ 82,102,702

Statement of Changes in Net Assets
See Notes to Financial Statements

NAD NEA
Year Ended
10/31/25
Year Ended
10/31/24
Year Ended
10/31/25
Year Ended
10/31/24
OPERATIONS
Net investment income (loss) $ 122,804,019 $ 109,031,857 $ 145,561,006 $ 129,239,305
Net realized gain (loss) (23,797,841) (23,429,889) (31,885,556) (18,303,691)
Net change in unrealized appreciation (depreciation) (33,649,886) 382,026,632 (31,572,748) 460,040,981
Net increase (decrease) in net assets applicable to common shares from operations 65,356,292 467,628,600 82,102,702 570,976,595
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (121,407,147) (122,000,551) (142,908,934) (139,293,798)
Return of Capital (87,723,424) (43,600,052) (116,018,475) (65,964,481)
Total distributions (209,130,571) (165,600,603) (258,927,409) (205,258,279)
Net increase (decrease) in net assets applicable to common shares (143,774,279) 302,027,997 (176,824,707) 365,718,316
Net assets applicable to common shares at the beginning of period 2,999,413,825 2,697,385,828 3,705,315,132 3,339,596,816
Net assets applicable to common shares at the end of period $ 2,855,639,546 $ 2,999,413,825 $ 3,528,490,425 $ 3,705,315,132

Statement of Cash Flows
See Notes to Financial Statements

Year Ended October 31, 2025
NAD NEA
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 65,356,292 $ 82,102,702
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (1,006,604,616) (873,802,942)
Proceeds from sale and maturities of investments 1,145,611,008 1,103,796,314
Proceeds from (Purchase of) short-term investments, net — (23,790,000)
Amortization (Accretion) of premiums and discounts, net (12,713,387) (12,877,615)
Amortization of deferred offering costs 335,605 856,371
(Increase) Decrease in:
Receivable for interest (441,289) 1,892,073
Receivable for investments sold 23,855,172 43,790,725
Receivable for reimbursement from Adviser (1,108) —
Other assets 49,763 (30,812)
Increase (Decrease) in:
Payable for interest (192,732) 1,264,411
Payable for investments purchased - regular settlement (7,106,014) (9,355,462)
Payable for investments purchased - when-issued/delayed-delivery settlement (14,118,287) (53,152,550)
Payable for management fees (93,973) (114,635)
Accrued custodian fees (11,393) 2,546
Accrued investor relations fees 6,540 18,794
Accrued Trustees fees (15,794) (34,058)
Accrued professional fees (22,218) (80,464)
Accrued shareholder reporting expenses (16,081) (18,103)
Accrued shareholder servicing agent fees 4,998 9,390
Accrued other expenses 22,437 (118)
Net realized (gain) loss from investments 23,797,841 31,885,556
Net realized (gain) loss from paydowns 202,487 (3,755)
Net change in unrealized (appreciation) depreciation of investments 33,784,638 31,572,748
Net change in unrealized (appreciation) depreciation of affiliated investments (134,752) —
Net cash provided by (used in) operating activities 251,555,137 323,931,116
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 28,226,120 33,222,310
(Repayments) of borrowings (28,226,120) (33,222,310)
Proceeds from floating rate obligations 198,035,000 324,250,000
(Repayments of) floating rate obligations (184,245,000) (135,530,000)
(Repayments for) AMTP Shares redeemed, at liquidation preference — (25,000,000)
(Repayments for) MFP Shares redeemed, at liquidation preference (35,000,000) (225,000,000)
Increase (Decrease) in:
Cash overdraft (13,312,099) (2,246,848)
Cash distributions paid to common shareholders (210,322,565) (260,404,268)
Net cash provided by (used in) financing activities (244,844,664) (323,931,116)
Net increase (decrease) in cash 6,710,473 –
Cash at the beginning of period — —
Cash at the end of period $ 6,710,473 $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAD NEA
Cash paid for interest
$ 73,282,239 $ 73,273,912

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAD
10/31/25 $ 12.85 $ 0.53 $ (0.25) $ 0.28 $ (0.52) $ — $ (0.38) $ (0.90) $ — $ 12.23 $ 11.99
10/31/24 11.56 0.47 1.53 2.00 (0.52) — (0.19) (0.71) — 12.85 11.99
10/31/23 11.85 0.48 (0.29) 0.19 (0.48) — — (0.48) — 11.56 9.81
10/31/22 16.11 0.63 (4.21) (3.58) (0.68) — — (0.68) — 11.85 10.63
10/31/21 15.75 0.72 0.35 1.07 (0.71) — — (0.71) — 16.11 15.63
NEA
10/31/25 12.39 0.49 (0.21) 0.28 (0.48) — (0.39) (0.87) — 11.80 11.65
10/31/24 11.17 0.43 1.48 1.91 (0.47) — (0.22) (0.69) — 12.39 11.60
10/31/23 11.49 0.44 (0.32) 0.12 (0.44) — — (0.44) —
(d)
11.17 9.47
10/31/22 15.71 0.60 (4.17) (3.57) (0.65) — — (0.65) — 11.49 10.32
10/31/21 15.50 0.69 0.22 0.91 (0.70) — — (0.70) — 15.71 15.18
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NAD
NEA
10/31/25
2 .74%
2 .54%
10/31/24
2 .94
2 .84
10/31/23
2 .77
2 .72
10/31/22
1 .06
1 .06
10/31/21
0 .53
0 .53
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Share
Price
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
Net
Investment
Income
(Loss)
(c)
Portfolio
Turnover
Rate
2 .40% 8 .01% $ 2,855,640 3 .74% 4 .31% 21%
17 .34 29 .88 2,999,414 3 .92 3 .59 18
1 .26 ( 3 .68 ) 2,697,386 3 .73 3 .72 24
( 22 .79 ) ( 28 .38 ) 2,765,632 2 .02 4 .44 37
6 .85 13 .31 3,759,374 1 .44 4 .43 10
2 .49 8 .47 3,528,490 3 .53 4 .13 15
17 .10 30 .16 3,705,315 3 .81 3 .43 12
0 .72 ( 4 .42 ) 3,339,597 3 .68 3 .53 23
( 23 .31 ) ( 28 .47 ) 3,436,743 2 .01 4 .31 36
5 .91 10 .92 4,697,314 1 .44 4 .31 12
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares and borrowings (as described in
Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and borrowings (as described in Notes to
Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Value rounded to zero.

Financial Highlights (continued)
Asset
Coverage
Per
$1,000
Share
(c)
NEA
10/31/25
$2,808
10/31/24
2,683
10/31/23
2,408
10/31/22
2,402
10/31/21
2,831
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
Share
(b)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
Share
(b),(d)
Aggregate
Amount
Outstanding
(000)
(a)
Asset
Coverage
Per
$100,000
Share
(b)
Asset
Coverage
Per $1
Liquidation
Preference
(e)
NAD
10/31/25 $ 727,500 $ 272,797 $ 420,800 $ 272,797 $ 504,300 $ 272,797 $ 2.73
10/31/24 727,500 277,733 455,800 277,733 504,300 277,733 2.78
10/31/23 727,500 241,165 679,000 241,165 504,300 241,165 2.41
10/31/22 727,500 240,874 679,000 240,874 504,300 240,874 2.41
10/31/21 727,500 284,419 679,000 284,419 632,000 284,419 2.84
NEA
10/31/25 53,000 280,828 738,900 280,828 1,159,400 280,828 2.81
10/31/24 78,000 268,324 963,900 268,324 1,159,400 268,324 2.68
10/31/23 173,000 240,834 1,038,900 240,834 1,159,400 240,834 2.41
10/31/22 173,000 240,229 1,088,900 240,229 1,159,400 240,229 2.40
10/31/21 316,500 283,145 1,088,900 283,145 1,159,400 283,145 2.83
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding
(if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.  For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d) NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share.  The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:
(e) Includes all preferred shares presented for the Fund.

Notes to Financial Statements

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
Current Fiscal Period
: The end of the reporting period for the Funds is October 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds' distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Fund
Gross
Custodian Fee
Credits
NAD
$ 58,131
NEA
90,355

Notes to Financial Statements
(continued)
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Dividend income is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement
: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 3,749,190 $ – $ – $ 3,749,190
Investment Companies 429,669 – – 429,669
Municipal Bonds – 4,806,269,661 – 4,806,269,661
Total $ 4,178,859 $ 4,806,269,661 $ – $ 4,810,448,520
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,846,742,576 $ – $ 5,846,742,576
Short-Term Investments:
Municipal Bonds – 23,790,000 – 23,790,000
Total $ – $ 5,870,532,576 $ – $ 5,870,532,576

Notes to Financial Statements
(continued)
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAD
$ 378,730,000 $ — $ 378,730,000
NEA
465,815,000 8,070,000 473,885,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAD
$ 385,784,041 3 .24%
NEA
385,575,315 3 .22

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
 Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAD
$ 378,730,000 $ — $ 378,730,000
NEA
465,815,000 8,070,000 473,885,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NAD
$ 1,006,604,616 $ 1,145,611,008
NEA
873,802,942 1,103,796,314

Notes to Financial Statements
(continued)
Adjustable Rate MuniFund Term Preferred Shares:
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred
(“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $727,356,077 and $52,986,710 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Fund Series
Shares
Outstanding
Liquidation
Preference
NAD 2028 3,370 $ 337,000,000
2028-1 2,085 $ 208,500,000
2028-2 1,820 $ 182,000,000
NEA 2028-1 530 $ 53,000,000
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAD 180-day 2028 December 1, 2028* November 30, 2019
180-day 2028-1 December 1, 2028* November 30, 2019
180-day 2028-2 December 1, 2028* November 30, 2019
NEA 360-day 2028-1 December 1, 2028* December 13, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 727,500,000 3 .94%
NEA
61,493,151 3 .76

Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s
Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current fiscal period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NAD and NEA had $420,471,708 and $737,770,135 of MFP Shares at liquidation preference, net of deferred available offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows.

Notes to Financial Statements
(continued)
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $504,088,272 and $1,155,609,698 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Term
Redemption Date Mode
Mode
Termination Date
NAD A 3,488 January 3, 2028 VRM January 3, 2028*
B 720 September 1, 2047 VRM N/A
NEA A 1,350 February 3, 2048 VRDM February 3, 2048*
B 350 March 2, 2028 VRM March 2, 2028*
C 2,380 March 2, 2028 VRDM March 2, 2028*
D 330,900 March 1, 2029 VRRM N/A
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 424,443,836 4 .07%
NEA
843,352,055 3 .19
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NAD 1 2,368 0.10% $236,800,000 N/A September 11, 2026
2 2,675 0.10% $267,500,000 N/A September 11, 2026
NEA 1 2,190 0.10% $219,000,000 N/A June 1, 2040
3 3,509 0.05% $350,900,000 N/A March 1, 2040
4 4,895 0.10% $489,500,000 N/A September 11, 2026
5 1,000 0.10% $100,000,000 N/A October 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in MFP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in partnerships, nondeductible expenses, paydowns, taxable market discount and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 504,300,000 2 .90%
NEA
1,159,400,000 2 .84
Year Ended
October 31, 2025
Year Ended
October 31, 2024
NEA Series Shares Amount Series Shares Amount
AMTP Shares redeemed 2028-1 (250) $(25,000,000) 2028-1 (950) $(95,000,000)
Year Ended Year Ended
October 31, 2025 October 31, 2024
NAD Series Shares Amount Series Shares Amount
MFP Shares redeemed A (350) $(35,000,000) A (2,232) $(223,200,000)
Year Ended Year Ended
October 31, 2025 October 31, 2024
NEA Series Shares Amount Series Shares Amount
MFP Shares redeemed B (2,250) $(225,000,000) B (750) $(75,000,000)

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAD
$ 4,375,876,065 $ 136,974,206 $ (81,131,751) $ 55,842,455
NEA
5,336,334,885 158,109,443 (89,711,432) 68,398,011
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAD
$ — $ 185,742 $ — $ 55,842,455 $ (293,728,791) $ — $ (16,455,028) $ (254,155,622)
NEA
— 20,645 — 68,398,011 (350,792,310) — (20,331,483) (302,705,137)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2025 and paid on November 3, 2025.
10/31/25 10/31/24
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
NAD
$ 120,764,426 $ 642,721 $ — $ 87,723,424 $ 121,907,366 $ 93,185 $ — $ 43,600,052
NEA
142,827,259 81,675 — 116,018,475 139,218,646 75,152 — 65,964,481
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
NAD
1
$ 142,599,184 $ 151,129,607 $ 293,728,791
NEA
1
168,158,699 182,633,611 350,792,310
1
A portion of NAD's and NEA's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In
addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by
Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of October 31, 2025, the annual complex-level fee for each fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Affiliated Investments:
Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/mutual-funds/prospectuses, or upon request by calling (800) 257-8787.
Information regarding transactions with affiliated investments is as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
NAD
0 .1559%
NEA
0 .1559
Fund
Purchases Sales
Realized
Gain (Loss)
NAD
$ 74,463,283 $ — $ —
NEA
23,392,335 10,014,365 (220,065)
Issue
Value at
10/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
10/31/25
Value at
10/31/25
Dividend
Income
NAD
Exchange-Traded Funds
Nuveen High Yield Municipal
Bond ETF $– $3,614,438 $– $– $134,752 150,000 $3,749,190 $58,800
Total $– $3,614,438 $– $– $134,752 150,000 $3,749,190 $58,800

Notes to Financial Statements
(continued)
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’
financial statements.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets
Fund
Maximum
Outstanding
Balance
NAD
$ 22,077,520
NEA
29,107,849
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAD
3 $ 16,767,880 5 .53%
NEA
4 15,582,539 5 .47

at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current fiscal period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11. Subsequent Events
Preferred Shares for NEA:
During December 2025, NEA redeemed 350 of Series B MFP Shares ($35,000,000 liquidation preference).

Shareholder Update
(U
naudited)
CURRENT INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND PRINCIPAL RISKS OF THE FUNDS
NUVEEN QUALITY MUNICIPAL INCOME FUND (NAD)
Investment Objectives
The Fund’s investment objectives are to provide current income exempt from regular federal income tax and to enhance portfolio value relative to the municipal bond market by investing in tax-exempt municipal securities that the Fund’s investment adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
Under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, the income from which is exempt from regular federal income taxes.
Under normal circumstances:
The Fund may invest up to 20% of its Managed Assets (as defined below) in municipal securities that pay interest that is taxable under the federal alternative minimum tax.
The Fund may invest up to 35% of its Managed Assets in municipal securities that, at the time of investment, are rated below the three highest grades (Baa or BBB or lower) by at least one nationally recognized statistical rating organization (“NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund may not enter into a futures contract or related options or forward contracts if more than 30% of the Fund’s Managed Assets would be represented by futures contracts or more than 5% of the Fund’s Managed Assets would be committed to initial margin deposits and premiums on futures contracts or related options.
The Fund will generally maintain an investment portfolio with an overall weighted average maturity of greater than 10 years.
The foregoing policies apply only at the time of any new investment.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, with respect to the Fund’s policy of investing at least 80% of its Assets in municipal securities and other related investments, the income from which is exempt from regular federal income taxes, such policy may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts (“TOB Trusts”), including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular United States (“U.S.”) federal income tax.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the U.S.
(such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may also invest in municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers (“AMT Bonds”). AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities
Act of 1933, as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days. Illiquid securities may also include securities legally restricted as to resale, such as securities issued pursuant to Section 4(a)(2) of the 1933 Act.

Shareholder Update
(continued)
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and municipal market data rate locks (“MMD Rate Locks”)), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations issued thereunder and applicable exemptive orders issued by the Securities and Exchange
Commission (“SEC”).
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
Use of Leverage
The Fund uses leverage to pursue its investment objectives. The Fund may source leverage through the issuance of “senior securities” as defined under the 1940 Act, which include (1) borrowings, including loans from financial institutions; (2) the issuance of debt securities; and (3) the issuance of preferred shares of beneficial interest (“Preferred Shares”). However, the Fund’s use of borrowings (which may include reverse repurchase agreements) and issuance of debt securities for leverage is limited by certain fundamental investment restrictions. In addition, the Fund may also use certain derivatives and other financing instruments that have the economic effect of leverage by creating additional investment exposures, such as investments in inverse floating rate securities. The amount and sources of leverage will vary depending on market conditions.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), and in order to keep the Fund’s cash fully invested, the Fund may invest any percentage of its
Managed Assets in short-term investments including high quality, short-term debt securities that may be either tax-exempt or taxable. The Fund may not achieve its investment objectives during such periods.

NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND (NEA)
Investment Objectives
The Fund’s investment objectives are to provide current income exempt from regular federal income tax and federal alternative minimum tax applicable to individuals, and to enhance portfolio value relative to the municipal bond market by investing in tax-exempt municipal securities that the Fund’s investment adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
As a fundamental investment policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments that pay interest exempt from regular federal income tax. Additionally, as a fundamental investment policy, under normal circumstances, the Fund will invest at least 80% of its Assets in a portfolio of securities, the income from which is exempt from the federal alternative minimum tax applicable to individuals.
As a non-fundamental investment policy, under normal circumstances, the Fund will invest 100% of its Managed Assets (as defined below) in municipal securities and other related investments the income from which is exempt from the federal alternative minimum tax applicable to individuals at the time of purchase.
Under normal circumstances:
The Fund may invest up to 35% of its Managed Assets in municipal securities rated, at the time of investment, below the three highest grades (Baa or BBB or lower) by at least one nationally recognized statistical rating organization (“NRSRO”) which includes below-
investment-grade securities, or unrated securities judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund may not enter into a futures contract or related options or forward contracts if more than 30% of the Fund’s Managed Assets would be represented by futures contracts or more than 5% of the Fund’s Managed Assets would be committed to initial margin deposits and premiums on futures contracts or related options.
The Fund will generally maintain an investment portfolio with an overall weighted average maturity of greater than 10 years.
The foregoing policies apply only at the time of any new investment.
“Assets” means net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” means the total assets of the
Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, with respect to the Fund’s fundamental policies of (i) investing at least 80% of its Assets in municipal securities and other related investments that pay interest exempt from regular federal income tax and (ii) investing at least 80% of its Assets in a portfolio of securities, the income from which is exempt from the federal alternative minimum tax applicable to individuals, such policies may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests its assets in a portfolio of municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts (“TOB Trusts”), including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular United States (“U.S.”) federal income tax.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the U.S.
(such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.

Shareholder Update
(continued)
The Fund may invest in municipal securities that are additionally secured by insurance, bank credit agreements or escrow accounts.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities
Act of , as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days. Illiquid securities may also include securities legally restricted as to resale, such as securities issued pursuant to Section 4(a)(2) of the 1933 Act.
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and municipal market data rate locks (“MMD Rate Locks”)), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations issued thereunder and applicable exemptive orders issued by the Securities and Exchange
Commission (“SEC”).
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
Use of Leverage
The Fund uses leverage to pursue its investment objectives. The Fund may source leverage through the issuance of “senior securities” as defined under the 1940 Act, which include (1) borrowings, including loans from financial institutions; (2) the issuance of debt securities; and (3) the issuance of preferred shares of beneficial interest (“Preferred Shares”). However, the Fund’s use of borrowings (which may include reverse repurchase agreements) and issuance of debt securities for leverage is limited by certain fundamental investment restrictions. In addition, the Fund may also use certain derivatives and other financing instruments that have the economic effect of leverage by creating additional investment exposures, such as investments in inverse floating rate securities. The amount and sources of leverage will vary depending on market conditions.
Temporary Defensive Periods
During temporary defensive periods or in order to help keep the Fund’s assets fully invested, including during the period within which the net proceeds of an offering of Securities are first being invested, the Fund may deviate from its investment policies and objectives. During such periods, the Fund may invest any percentage of its Managed Assets in short-term investments, including high quality, short-term debt securities that may be either tax-exempt or taxable. The Fund may not achieve its investment objectives during such periods.

Shareholder Update
(continued)
PRINCIPAL RISKS OF THE FUNDS
The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” Each Fund is subject to the principal risks indicated below, whether through direct investment or derivative positions. Each Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time.
Risk NAD NEA
Portfolio Level Risks
Alternative Minimum Tax Risk X -
Below Investment Grade Risk X X
Call Risk X X
Credit Risk X X
Credit Spread Risk X X
Deflation Risk X X
Derivatives Risk X X
Direct Lending Risk X X
Distressed or Defaulted Securities Risk X X
Duration Risk X X
Economic Sector Risk X X
Financial Futures and Options Risk X X
Floating and Variable Rate Securities Risk X X
Hedging Risk X X
Income Risk X X
Inflation Risk X X
Insurance Risk X X
Interest Rate Risk X X
Inverse Floating Rate Securities Risk X X
Municipal Securities Risk X X
Municipal Securities Market Liquidity Risk X X
Municipal Securities Market Risk X X
Other Investment Companies Risk X X
Puerto Rico Municipal Securities Market Risk X X
Reinvestment Risk X X
Restricted and Illiquid Investments Risk X X
Special Risks Related to Certain Municipal Obligations X X
Swap Transactions Risk X X
Tax Risk X X
Taxability Risk X X
Tobacco Settlement Bond Risk X X
Unrated Securities Risk X X
Valuation Risk X X
When-Issued and Delayed-Delivery Transactions Risk X X
Zero Coupon Bonds or Pay-In-Kind Securities Risk X X

Risk
NAD
NEA
Fund Level and Other Risks
Anti-Takeover Provisions X X
Counterparty Risk X X
Cybersecurity Risk X X
Economic and Political Events Risk X X
Fund Tax Risk X X
Global Economic Risk X X
Investment and Market Risk X X
Legislation and Regulatory Risk X X
Leverage Risk X X
Market Discount from Net Asset Value X X
Recent Market Conditions X X
Reverse Repurchase Agreement Risk X X

Shareholder Update
(continued)
Portfolio Level Risks:
Alternative Minimum Tax Risk.
The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.
Below Investment Grade Risk.
Municipal securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay dividends or interest and repay principal, and may be subject to higher price volatility and default risk than investment grade municipal securities of comparable terms and duration. Issuers of lower grade municipal securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade municipal securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated investments may not be as liquid as the secondary market for more highly rated municipal securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular municipal security. If a below investment grade municipal security goes into default, or its issuer enters bankruptcy, it might be difficult to sell that security in a timely manner at a reasonable price.
Call Risk.
Municipal securities are subject to call risk. Municipal securities may be redeemed at the option of the issuer, or “called,” before their stated maturity or redemption date. In general, an issuer will call its instruments if they can be refinanced by issuing new instruments that bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding municipal securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk.
Issuers of municipal securities in which the Fund may invest may default on their obligations, including to pay principal or interest when due. This non-payment would result in a reduction of income to the Fund, a reduction in the value of a municipal security experiencing non-payment and potentially a decrease in the net asset value (“NAV”) of the Fund. To the extent that the credit rating assigned to a municipal security in the
Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that municipal securities generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Deflation Risk.
Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Derivatives Risk.
The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a municipal security or other asset without buying or selling the municipal security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.
It is possible that regulatory or other developments in the derivatives market, including changes in government regulation, could adversely impact the Fund’s ability successfully use derivative instruments.
Direct Lending Risk.
The Fund may engage in direct lending. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to commercial borrowers directly or through companies affiliated with the Fund. The terms of the direct loans are negotiated with borrowers in private transactions. Furthermore, a direct loan may be secured or unsecured. The Fund will rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. Direct loans may subject the Fund to liquidity risk, interest rate risk, and borrower default or insolvency. Direct loans are not publicly traded and may not have a secondary market which may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or value the direct loan. The Fund’s performance may be impacted by the Fund’s ability to lend on favorable terms as the Fund may be subject to increased competition or a reduced supply of qualifying loans which could lead to lower yields and reduce Fund performance.
As part of its lending activities, the Fund may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. Different types of assets may be used as collateral for the Fund’s loans and, accordingly, the valuation of and risks associated with such collateral will vary by loan. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a borrower that the Fund is lending money to, the Fund may lose all or part of the amounts advanced to the borrower or may be required to accept collateral with a value less than the amount of the loan advanced by the Fund to the borrower. Furthermore, in the event of a default by a borrower, the Fund may have difficulty disposing of the assets used as collateral for a loan. To the extent the Fund seeks to engage in direct lending, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

Distressed or Defaulted Securities Risk.
Investments in “distressed” securities, meaning those whose issuers are experiencing financial difficulties or distress at the time the security is acquired, present a substantial risk of future default. In the event distressed securities become defaulted securities or the Fund otherwise holds defaulted securities, the Fund may incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. In any reorganization or liquidation proceeding relating to a portfolio security, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted or distressed securities may be subject to restrictions on resale.
Duration Risk.
Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates
(or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Economic Sector Risk.
The Fund may invest a significant amount of its total assets in municipal securities in the same economic sector. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting an economic sector making the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As the percentage of the Fund’s Managed Assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s assets. In addition, the Fund may invest a significant portion of its assets in certain sectors of the municipal securities market, such as health care facilities, private educational facilities, special taxing districts and start-up utility districts, and private activity bonds including industrial development bonds on behalf of transportation companies, whose credit quality and performance may be more susceptible to economic, business, political, regulatory and other developments than other sectors of municipal issuers. If the Fund invests a significant portion of its assets in one or more particular sectors, the Fund’s performance may be subject to additional risk and variability.
Financial Futures and Options Transactions Risk.
The Fund may use certain transactions for hedging the portfolio’s exposure to credit risk and the risk of increases in interest rates, which could result in poorer overall performance for the Fund. There may be an imperfect correlation between price movements of the futures and options and price movements of the portfolio securities being hedged.
If the Fund engages in futures transactions or in the writing of options on futures, it will be required to maintain initial margin and maintenance margin and may be required to make daily variation margin payments in accordance with applicable rules of the exchanges and the Commodity
Futures Trading Commission (“CFTC”). If the Fund purchases a financial futures contract or a call option or writes a put option in order to hedge the anticipated purchase of municipal securities, and if the Fund fails to complete the anticipated purchase transaction, the Fund may have a loss or a gain on the futures or options transaction that will not be offset by price movements in the municipal securities that were the subject of the anticipatory hedge. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives or futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed.
Floating and Variable Rate Securities Risk.
Floating and variable rate securities provide for adjustment in the interest rate paid on the obligations. The terms of such obligations typically provide that interest rates are adjusted based upon an interest or market rate adjustment as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate. Because of the interest rate adjustment feature, floating and variable rate securities provide an investor with a certain degree of protection against rises in interest rates, although the investor will participate in any declines in interest rates as well. Generally, changes in interest rates will have a smaller effect on the market value of floating and variable rate securities than on the market value of comparable fixed-
income obligations. Thus, investing in floating and variable rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Hedging Risk.
The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the investment adviser’s and/or the sub-adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors.
No assurance can be given that the investment adviser’s and/or the sub-adviser’s judgment in this respect will be correct, and no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging activities may reduce the Fund’s opportunities for gain by offsetting the positive effects of favorable price movements and may result in net losses.
Income Risk.
The Fund’s level of current income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from maturing portfolio securities in lower-yielding securities.
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could increase.
Insurance Risk.
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a

Shareholder Update
(continued)
municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the common shares represented by such insured obligation.
Interest Rate Risk.
Interest rate risk is the risk that municipal securities in the Fund’s portfolio will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will fall, and vice versa. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of municipal securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-
term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change. If the Fund invests in floating rate securities, the market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the rest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate securities may decline due to lower coupon payments on floating- rate securities.
Inverse Floating Rate Securities Risk.
In general, income on inverse floating rate securities will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities.
The Fund may invest in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund. In such instances, the Fund may be at risk of loss that exceeds its investment in the inverse floating rate securities.
The Fund may be required to sell its inverse floating rate securities at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:
If the Fund has a need for cash and the securities in a special purpose trust are not actively trading due to adverse market conditions;
If special purpose trust sponsors (as a collective group or individually) experience financial hardship and consequently seek to terminate their respective outstanding special purpose trusts; and
If the value of an underlying security declines significantly and if additional collateral has not been posted by the Fund.
Municipal Securities Risk.
The values of municipal securities may be adversely affected by local political and economic conditions and developments.
Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, a downgrade of a state’s credit rating or the rating of authorities or political subdivisions of the state, demographic factors, ecological or environmental concerns, inability or perceived inability of a government authority to collect sufficient tax or other revenues, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). This risk would be heightened to the extent that the Fund invests a substantial portion of the below-investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), in industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, municipal lease obligations, private activity bonds or moral obligation bonds) that are particularly exposed to specific types of adverse economic, business or political events. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. In recent periods, a number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. In addition, the amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s sub-adviser than funds that invest in stock or other corporate investments.
To the extent that a fund invests a significant portion of its assets in the securities of issuers located in a given state or U.S. territory, it will be disproportionally affected by political and economic conditions and developments in that state or territory and may involve greater risk than funds that invest in a larger universe of securities. In addition, economic, political or regulatory changes in that state or territory could adversely affect municipal securities issuers in that state or territory and therefore the value of a fund’s investment portfolio.
Municipal Securities Market Liquidity Risk.
Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities at attractive prices, and increase municipal security price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal securities, which may further decrease the Fund’s ability to buy or sell municipal securities. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
If the Fund needed to sell large blocks of municipal securities to raise cash to meet its obligations, those sales could further reduce the municipal securities’ prices and hurt performance.
Municipal Securities Market Risk.
The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the sub-adviser than if the Fund were a stock fund or taxable bond fund. The secondary market for municipal securities, particularly below investment grade municipal securities, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.

Other Investment Companies Risk.
Investing in an investment company exposes the Fund to all of the risks of that investment company’s investments.
The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. As a result, the cost of investing in investment company shares may exceed the costs of investing directly in its underlying investments. In addition, securities of other investment companies may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities and therefore magnify the Fund’s leverage risk.
With respect to ETF’s, an ETF that is based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the index. The value of an ETF based on a specific index is subject to change as the values of its respective component assets fluctuate according to market volatility. ETFs typically rely on a limited pool of authorized participants to create and redeem shares, and an active trading market for ETF shares may not develop or be maintained. The market value of shares of ETFs and closed-end funds may differ from their NAV.
Puerto Rico Municipal Securities Market Risk.
To the extent that the Fund invests a significant portion of its assets in the securities issued by the
Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations (collectively referred to as “Puerto Rico”
or the “Commonwealth”), it will be disproportionally affected by political, social and economic conditions and developments in the Commonwealth.
In addition, economic, political or regulatory changes in that territory could adversely affect the value of the Fund’s investment portfolio.
Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rican municipal securities. Several major ratings agencies have downgraded the general obligation debt of
Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rican municipal securities. Additionally, numerous issuers have entered Title III of the Puerto Rico Oversite, Management and Economic Stability Act
(“PROMESA”), which is similar to bankruptcy protection, through which the Commonwealth of Puerto Rico can restructure its debt. While most of
Puerto Rico’s debt has been restructured, proceedings under PROMESA remain ongoing, and it is unclear at this time how those proceedings will be resolved or what impact they will have on the value of the Fund’s investments in Puerto Rico municipal securities. There can be no assurances that these debt restructuring efforts will be effective or that Puerto Rico will be able to service debt payments following the completion of such debt restructuring. In addition, any restructurings approved by a federal court could be appealed and overturned. The mediation process and certain litigation is ongoing with respect to certain municipal securities issued by Puerto Rico and its political subdivisions, instrumentalities and authorities.
It is not presently possible to predict the results of this mediation and litigation, but such outcomes will have a significant impact on bondholders of those municipal securities. Further legislation by the U.S. Congress, or actions by the oversight board established by PROMESA, or court approval of an unfavorable debt restructuring deal could have a negative impact on the marketability, liquidity or value of certain investments held by the Fund and could reduce the Fund’s performance.
These challenges and uncertainties have been exacerbated by Hurricanes Irma and Maria and the resulting natural disasters in Puerto Rico since
2017. In September 2017, Hurricanes Irma and Maria struck Puerto Rico, causing major damage across the Commonwealth, including damage to its water, power, and telecommunications infrastructure. The length of time needed to rebuild Puerto Rico’s infrastructure is unclear, but could amount to years, during which the commonwealth is likely to be in an uncertain economic state. The full extent of the natural disasters’ impact on Puerto
Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.
More recently, in late December 2019 and January 2020, a series of earthquakes hit Puerto Rico, including a magnitude 6.4 earthquake, the most powerful earthquake to hit the island in more than a century, causing an estimated $200 million in damage. In addition, in early 2020, as the population of Puerto Rico worked to recover from these natural disasters, the island was significantly impacted by Covid, resulting in the Commonwealth’s authorization of a $787 million relief package to fight the pandemic and its economic impacts. Any reduction in the
Commonwealth’s revenues as a result of the pandemic could have a negative ability on the Commonwealth to meet its debt service obligations, including with respect to debt held by the Fund. Puerto Rico’s political and economic conditions could have a negative impact on the liquidity or value of Puerto Rican municipal securities, and consequently may affect the Fund’s investments and its performance if the Fund invests a significant portion of its assets in Puerto Rican municipal securities.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, NAV and/or a common shareholder’s overall returns.
Restricted and Illiquid Investments Risk.
Illiquid investments are investments that are not readily marketable. These investments may include restricted investments, including Rule 144A securities, which cannot be resold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered may be sold only in a privately negotiated transaction or pursuant to an available exemption from registration. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.

Shareholder Update
(continued)
Special Risks Related to Certain Municipal Obligations.
Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.
Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Swap Transactions Risk.
Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the investment adviser and/or the sub-adviser of not only the referenced asset, rate or index, but also of the swap itself. If the investment adviser and/
or the sub-adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors or events, the investment performance of the
Fund would diminish compared with what it would have been if these techniques were not used.
Tax Risk.
The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates, rules and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax-deferred accounts, for investors who are not sensitive to the federal income tax consequences of their investments.
Taxability Risk.
The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes, and the sub-adviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund.
Tobacco Settlement Bond Risk.
Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement Agreement, an agreement between 46 states and nearly all of the U.S. tobacco manufacturers (the “MSA”). Under the terms of the MSA, the actual amount of future settlement payments by tobacco-manufacturers is dependent on many factors, including, among other things, reduced cigarette consumption. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline.
Unrated Securities Risk.
Unrated securities determined by the Fund’s investment adviser to be of comparable quality to rated investments which the Fund may purchase may pay a higher dividend or interest rate than such rated investments and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated investments or issuers than rated investments or issuers. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the investment adviser’s credit analysis than would be the case when the Fund invests in rated securities.
Valuation Risk.
Certain securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price securities assuming orderly transactions of an institutional
“round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.
When-Issued and Delayed-Delivery Transactions Risk.
When-issued and delayed-delivery transactions may involve an element of risk because no interest accrues on the securities prior to settlement and, because securities are subject to market fluctuations, the value of the securities at time of delivery may be less (or more) than their cost. A separate account of the Fund will be established with its custodian consisting of cash equivalents or liquid securities having a market value at all times at least equal to the amount of any delayed payment commitment.
Zero Coupon Bonds or Pay-In-Kind Securities Risk.
Zero Coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/
supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative.

Fund Level and Other Risks:
Anti-Takeover Provisions.
The Declaration of Trust and the Fund’s by laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares.
Counterparty Risk.
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have incurred or may incur in the future significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower-quality credit investments. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using such derivatives or other transactions, the
Fund assumes the risk that its counterparties could experience similar financial hardships. In the event of the insolvency of a counterparty, the Fund may sustain losses or be unable to liquidate a derivatives position.
Cybersecurity Risk.
The Fund and its service providers are susceptible to operational and information security risk resulting from cyber incidents. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact the Fund and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund.
Economic and Political Events Risk.
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds or moral obligation bonds). Such developments may adversely affect a specific industry or local political and economic conditions, and thus may lead to declines in the creditworthiness and value of such municipal securities.
Fund Tax Risk.
The Fund has elected to be treated and intends to qualify each year as a Regulated Investment Company (“RIC”) under the Internal
Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net capital gains. To qualify for the special tax treatment available to a RIC, the Fund must comply with certain investment, distribution, and diversification requirements. Under certain circumstances, the Fund may be forced to sell certain assets when it is not advantageous in order to meet these requirements, which may reduce the Fund’s overall return. If the Fund fails to meet any of these requirements, subject to the opportunity to cure such failures under applicable provisions of the Code, the Fund’s income would be subject to a double level of U.S. federal income tax. The Fund’s income, including its net capital gain, would first be subject to U.S. federal income tax at regular corporate rates, even if such income were distributed to shareholders and, second, all distributions by the Fund from earnings and profits, including distributions of net capital gain (if any), would be taxable to shareholders as dividends.
Global Economic Risk.
National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and asset prices around the world, which could negatively impact the value of the Fund’s investments. Major economic or political disruptions, particularly in large economies, may have global negative economic and market repercussions. Additionally, instability in various countries, war, natural and environmental disasters, the spread of infectious illnesses or other public health emergencies, terrorist attacks in the United States and around the world, growing social and political discord in the United States, debt crises, the response of the international community—through economic sanctions and otherwise—to international events, further downgrade of U.S.
government securities, changes in the U.S. president or political shifts in Congress, trade disputes and other similar events may adversely affect the global economy and the markets and issuers in which the Fund invests. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the global economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Fund’s sub-adviser, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.
The Fund does not know and cannot predict how long the securities markets may be affected by these events, and the future impact of these and similar events on the global economy and securities markets is uncertain. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments.
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Common shares frequently trade at a discount to their NAV. An investment in common shares represents an indirect investment in the securities owned by the Fund. Common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Shareholder Update
(continued)
Legislation and Regulatory Risk.
At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives.
Leverage Risk.
The use of leverage creates special risks for common shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and market price of, and distributions on, the common shares. The use of leverage in a declining market will likely cause a greater decline in the Fund’s NAV, which may result at a greater decline of the common share price, than if the Fund were not to have used leverage.
Certain types of leverage may result in the Fund being subject to certain covenants, asset coverage or other portfolio composition limits by its lenders, debt or preferred securities purchasers, rating agencies that may rate the debt or preferred securities, or reverse repurchase counterparties.
Such limitations may be more stringent than those imposed by the 1940 Act and may impact whether the Fund is able to maintain its desired amount of leverage. In addition, whenever the Fund incurs borrowings and/or preferred shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all interest on such borrowings has been paid and all accumulated dividends on preferred shares have been paid, unless asset coverage (as defined in the 1940 Act) with respect to any borrowings would be at least 300% after giving effect to the distributions and asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to the distributions.
The Fund will pay (and common shareholders will bear) any costs and expenses relating to the Fund’s use of leverage, which will result in a reduction in the Fund’s NAV. The investment adviser may, based on its assessment of market conditions, composition of the Fund’s holdings, increase or decrease the amount of leverage. Such changes may impact the Fund’s distributions and the price of the common shares in the secondary market.
There is no assurance that the Fund’s use of leverage will be successful.
The Fund may seek to refinance its leverage over time, in the ordinary course, as current forms of leverage mature or it is otherwise desirable to refinance; however, the form that such leverage will take cannot be predicted at this time. If the Fund is unable to replace existing leverage on comparable terms, its costs of leverage will increase. Accordingly, there is no assurance that the use of leverage may result in a higher yield or return to common shareholders.
The amount of fees paid to the investment adviser and the sub-advisor for investment advisory services will be higher if the Fund uses leverage because the fees will be calculated based on the Fund’s Managed Assets - this may create an incentive for the investment adviser and the sub-
advisor to leverage the Fund or increase the Fund’s leverage.
Market Discount from Net Asset Value.
Shares of closed-end investment companies like the Fund frequently trade at prices lower than their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the common shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the common shares at the time of sale is above or below the investor’s purchase price for the common shares. Furthermore, management may have difficulty meeting the Fund’s investment objectives and managing its portfolio when the underlying securities are redeemed or sold during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change. Because the market price of the common shares will be determined by factors such as relative supply of and demand for the common shares in the market, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether the common shares will trade at, below or above NAV. The common shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for short-term trading purposes.
Recent Market Conditions.
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, including the imposition of tariffs, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations.
The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Ukraine has experienced ongoing military conflict, most recently commencing in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa.
The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets. Additionally, in October 2023 armed conflict broke out between Israel and the militant group Hamas after Hamas infiltrated Israel’s southern border from the Gaza Strip. Israel has since declared war against Hamas and this conflict has escalated into a greater regional conflict. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, adverse effects in the supply of certain manufactured goods, substantial adverse price changes for goods and possible failure of individual companies and/or large segments of
China’s export industry and U.S. importers, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would are vulnerable to an escalation of trade tensions. Beginning in early
2025, the United States also imposed tariffs on other countries, including Mexico and Canada. The possibility of additional tariffs being imposed or the outbreak of a trade war may adversely impact U.S. and international markets. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline further. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Additionally, political uncertainty regarding
U.S. policy, including the U.S. government’s approach to trade, may impact the markets and the Fund’s performance.
The U.S. Federal Reserve (the “Fed”) has in the past sharply raised interest rates, and has signaled an intention to maintain relatively higher interest rates until current inflation levels re-align with the Fed’s long-term inflation target.  Changing interest rate environments impact the various sectors of the economy in different ways. For example, in March 2023, the Federal Deposit Insurance Corporation ("FDIC") was appointed receiver for each of
Silicon Valley Bank and Signature Bank, the second- and third-largest bank failures in U.S. history, which failures may be attributable, in part, to rising interest rates. Bank failures may have a destabilizing impact on the broader banking industry or markets generally.
The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.
Reverse Repurchase Agreement Risk.
A reverse repurchase agreement, in economic essence, constitutes a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional portfolio securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Shareholder Update
(continued)
EFFECTS OF LEVERAGE
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, as well as certain other forms of leverage, such as reverse repurchase agreements and investments in inverse floating rate securities, on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects each Fund’s
(i) continued use of leverage as of October 31, 2025 as a percentage of Managed Assets (including assets attributable to such leverage), (ii) the estimated annual effective interest expense rate payable by the Funds on such instruments (based on actual leverage costs incurred during the fiscal year ended October 31, 2025) as set forth in the table, and (iii) the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of leverage based on such estimated annual effective interest expense rate. The information below does not reflect any Fund’s use of certain derivative instruments.
The numbers are merely estimates, used for illustration. The costs of leverage may vary frequently and may be significantly higher or lower than the estimated rate. The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Funds. Your actual returns may be greater or less than those appearing below.
Common Share total return is composed of two elements — the distributions paid by the Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Funds are more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments.
This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s common shares, the value of which is determined by market forces and other factors. Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, the Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors.
NAD NEA
Estimated Leverage as a Percentage of Managed Assets (Including Assets Attributable to Leverage) 41.57% 40.73%
Estimated Annual Effective Leverage Expense Rate Payable by Fund on Leverage 3.81% 3.65%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective
Interest Expense Rate on Leverage 1.58% 1.49%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return (19.82)% (19.38)%
Common Share Total Return for (5.00)% Assumed Portfolio Total Return (11.27)% (10.94)%
Common Share Total Return for 0.00% Assumed Portfolio Total Return (2.71)% (2.51)%
Common Share Total Return for 5.00% Assumed Portfolio Total Return 5.85% 5.93%
Common Share Total Return for 10.00% Assumed Portfolio Total Return 14.40% 14.37%

DIVIDEND REINVESTMENT PLAN
Nuveen Closed-End Funds Automatic Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above
NAV at the time of valuation, the Fund will issue new shares at the greater of the NAV or 95% of the then-current market price. If the shares are trading at less than NAV, shares for your account will be purchased on the open market. If Computershare Trust Company, N.A. (the “Plan Agent”)
begins purchasing Fund shares on the open market while shares are trading below NAV, but the Fund’s shares subsequently trade at or above their
NAV before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ NAV or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Dividend Reinvestment Plan (the “Plan”) participants. These commissions usually will be lower than those charged on individual transactions.
If you withdraw or the Plan is terminated, you will receive whole shares in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a
$2.50 service fee.
Fractional Shares
The Plan Agent will confirm your acquisition made for your account as soon as practicable but not later than 60 days after the date thereof. Although you may from time to time have an undivided fractional interest (computed up to six decimal places) in a share (“fractional shares”) of the Fund within the operation of the Plan, and distributions on fractional shares will be credited to your account, no fractional shares will be transferred. In the event of termination of your account under the Plan, the Plan Agent will either (a) continue to hold your Common Shares in book-entry form, or (b)
transfer a whole number of Common Shares to an intermediary of your choosing, in either case disbursing to the investor an amount of cash equal to the value of any such fractional shares valued at the then-current market value of the Fund's Common Shares at the time of termination, less any applicable fees.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial professional or call us at (800) 257-8787.

Shareholder Update
(continued)
CHANGES OCCURRING DURING THE FISCAL YEAR
The following information in this annual report is a summary of certain changes during the most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased shares of a Fund.
During the most recent fiscal year, there have been no changes required to be reported in connection with: (i) the Funds’ investment objectives and principal investment policies that have not been approved by shareholders, (ii) the principal risks of the Fund, (iii) the portfolio managers of the
Funds; or (iv) a Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by shareholders.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NAD
$ —
NEA
—

Shareholder Meeting Report
(U
naudited)
The annual meeting of shareholders for NAD and NEA was held on August 14, 2025; at this meeting the shareholders were asked to elect Board
Members.
The vote totals for NAD and NEA are set forth below:
NAD NEA
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Approval of the Board Members was reached as follows:
Michael A. Forrester
For 180,576,352 — 235,261,820 —
Withhold 5,881,031 — 6,536,910 —
Total 186,457,383 — 241,798,730 —
Thomas J. Kenny
For 180,687,681 — 235,239,994 —
Withhold 5,769,702 — 6,558,736 —
Total 186,457,383 — 241,798,730 —
Robert L. Young
For 180,845,514 — 235,634,586 —
Withhold 5,611,869 — 6,164,144 —
Total 186,457,383 — 241,798,730 —
Albin F. Moschner
For — 16,526 — 317,934
Withhold — — — —
Total — 16,526 — 317,934
Margaret L. Wolff
For — 16,526 — 317,934
Withhold — — — —
Total — 16,526 — 317,934

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers
LLP
One North Wacker Drive
Chicago, IL 60606
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAD NEA
Common shares repurchased 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option
Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Board Members & Officers

(U
naudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Joseph A. Boateng
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2019
Class II
Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
218
Michael A. Forrester
1967
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2007
Class I
Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Director,
Aflac Incorporated (since 2025); Trustee, Dexter Southfield
School (since 2019); Member (since 2020), Governing Council
of the Independent Directors Council (IDC); Trustee, the College
Retirement Equities Fund and Manager, TIAA Separate Account
VA-1 (2007–2023).
218
Thomas J. Kenny
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2011
Class I
Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
219
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
219

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman (2018-
2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses) (2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
219
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
219
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010–2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009–2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012–2014); formerly,
Trustee and Chairman of the Board of Trustees of Marian University
(2010–2013); formerly Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial Markets
Division (2007–2008), with various executive leadership roles in
ABN AMRO Bank N.V. between 1996 and 2007.
219

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Loren M. Starr
1961
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2022
Class III
Independent Consultant/Advisor (since 2021); formerly, Vice
Chair, Senior Managing Director (2020–2021), Chief Financial
Officer, Senior Managing Director (2005–2020), Invesco Ltd.;
Director (since 2023) and Chair of the Board (since 2025), formerly,
Chair of the Audit Committee (2024-2025), AMG; formerly, Chair and Member of the Board of Directors (2014–2021), Georgia
Leadership Institute for School Improvement (GLISI); formerly,
Chair and Member of the Board of Trustees (2014–2018), Georgia
Council on Economic Education (GCEE); Trustee, the College
Retirement Equities Fund and Manager, TIAA Separate Account
VA-1 (2022–2023).
218
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
219
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2008
Class II
Formerly, a Co–Founding Partner, Promus Capital (investment
advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); formerly, Chair and
Member of the Board of Directors (2021–2024), Kehrein Center for
the Arts (philanthropy); Member of the Board of Directors (since
2008), Catalyst Schools of Chicago (philanthropy); Member of the
Board of Directors (since 2012), formerly, Investment Committee
Chair (2017–2022), Mather Foundation Board (philanthropy);
formerly, Member (2005–2016), Chicago Fellowship Board
(philanthropy); formerly, Director, Fulcrum IT Services LLC
(information technology services firm to government entities)
(2010–2019); formerly, Director, LogicMark LLC (health services)
(2012–2016); formerly, Director, Legal & General Investment
Management America, Inc. (asset management) (2008–2013);
formerly, CEO and President, Northern Trust Global Investments
(financial services) (2004–2007); Executive Vice President,
Quantitative Management & Securities Lending (2000–2004); prior thereto, various positions with Northern Trust Company (financial services) (since 1994); formerly, Member, Northern Trust Mutual
Funds Board (2005–2007), Northern Trust Global Investments
Board (2004–2007), Northern Trust Japan Board (2004–2007),
Northern Trust Securities Inc. Board (2003–2007) and Northern
Trust Hong Kong Board (1997–2004).
219

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New York-Presbyterian
Hospital (since 2005); Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022) of The John A. Hartford
Foundation (a philanthropy dedicated to improving the care of older adults); formerly, Member (2005-2015) and Vice Chair (2011-
2015) of the Board of Trustees of Mt. Holyoke College.
219
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Chair and Board
Member
2017
Class I
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
219

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer (Principal
Executive Officer)
2015 Senior Managing Director of Nuveen Fund Advisors, LLC, Nuveen Securities, LLC
and Nuveen; has previously held various positions with Nuveen.
Brett E. Black
1972
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Marc Cardella
1984
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Controller
(Principal
Financial Officer)
2024 Senior Managing Director, Head of Public Investment Finance of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC, Nuveen Asset Management, LLC,
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC, Managing
Director of Teachers Insurance and Annuity Association of America and TIAA SMA
Strategies LLC; Principal Financial Officer, Principal Accounting Officer and Treasurer
of TIAA Separate Account VA-1 and the College Retirement Equities Fund; Senior
Managing Director, Brooklyn Artificial Intelligence, Inc. and Brooklyn Investment
Group, LLC.
Joseph T. Castro
1964
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2025 Executive Vice President, Chief Risk and Compliance Officer, formerly, Senior
Managing Director and Head of Compliance, Nuveen; Executive Vice President,
formerly, Senior Managing Director, Nuveen Securities, LLC; Senior Managing
Director, Nuveen Fund Advisors, LLC and Nuveen, LLC.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of Nuveen;
Managing Director, Assistant Secretary and Associate General Counsel of Nuveen
Asset Management, LLC; has previously held various positions with Nuveen;
Managing Director, Associate General Counsel and Assistant Secretary of Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director,
Associate General Counsel and Assistant Secretary, Brooklyn Artificial Intelligence,
Inc. and Brooklyn Investment Group, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC; Managing
Director, Associate General Counsel and Assistant Secretary, Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity
Association of America; Vice President and Assistant Secretary, TIAA-CREF Funds
and TIAA-CREF Life Funds; Vice President, Associate General Counsel, and Assistant
Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen Asset
Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Senior Managing Director, Head of Public Product of Nuveen; President. formerly,
Senior Managing Director, of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President, Associate
General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF
Investment Management, LLC; formerly Corporate Counsel of Franklin Templeton
(2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director of Nuveen Securities, LLC.

Board Members & Officers
(continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Senior Managing Director, Division General Counsel of Nuveen; Senior Managing
Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC; Senior
Managing Director, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director and Assistant Secretary of TIAA SMA
Strategies LLC; Managing Director, Associate General Counsel and Assistant
Secretary of College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-
CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and Annuity Association
of America and Nuveen Alternative Advisors LLC; Senior Managing Director,
Associate General Counsel and Assistant Secretary, Brooklyn Artificial Intelligence,
Inc. and Brooklyn Investment Group, LLC; has previously  held various positions with
Nuveen/TIAA.
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC, Teachers Advisors, LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds
and TIAA-CREF Life Funds; has previously held various positions with Nuveen;
Vice President and Secretary of Winslow Capital Management, LLC; Executive Vice
President, Brooklyn Artificial Intelligence, Inc. and Brooklyn Investment Group, LLC;
formerly, Vice President (2007-2021) and Secretary (2016-2021) of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC.
R. Tanner Page
1985
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2025 Managing Director, formerly, Vice President of Nuveen; has previously held various positions with Nuveen.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Senior Managing Director of Nuveen.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund
Advisors, LLC; Vice President, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC and Nuveen
Asset Management, LLC; Vice President and Associate General Counsel of Nuveen;
Vice President, Associate General Counsel and Assistant Secretary, Brooklyn
Artificial Intelligence, Inc. and Brooklyn Investment Group, LLC.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director, Associate General Counsel
and Assistant Secretary of Teacher Advisors, LLC and TIAA-CREF Investment
Management, LLC; Managing Director of Nuveen, LLC and of TIAA.
(1) The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares, when applicable, to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed.
The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen complex.
(2) Officers serve indefinite terms until their successor has been duly elected and qualified, their death or their resignation or removal.  The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
EAN-B-1025P 4966767
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Quality Municipal Income Fund

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the Registrant’s current independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended October 31, 2025, and the amount of fees that KPMG LLP (“KPMG”), the Registrant’s former independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended October 31, 2024. The Audit Committee approved in advance all audit services and non-audit services that PwC and KPMG provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
October 31, 2025 (PwC)	$38,040	$0	$0	$0

Percentage approved pursuant to pre- approval exception	0%	0%	0%	0%

October 31, 2024 (KPMG)	$38,000	$3,625	$0	$0

Percentage approved pursuant to pre- approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	The Registrant changed audit firm from KPMG to PwC on October 24, 2024.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended October 31, 2025, and the amount of fees billed by KPMG to the Adviser and any Affiliated Fund Service Provider, for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended October 31, 2024.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
October 31, 2025 (PwC)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

October 31, 2024 (KPMG)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s fiscal year ended October 31, 2025 for non-audit services, and the amount of fees that KPMG billed during the Registrant’s fiscal year ended October 31, 2024 for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC and KPMG about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s and KPMG’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
October 31, 2025 (PwC)	$0	$0	$11,376,794	$11,376,794
October 31, 2024 (KPMG)	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Matthew Thornton III, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio managers at the Sub-Adviser:

(a)(1) Portfolio Manager Biographies

As of the date of filing this report, the following individuals at the Sub-Adviser (the “Portfolio Managers”) have primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Michael Hamilton, Managing Director, manages tax-exempt fixed income portfolios for Nuveen. He began working in the investment industry when he joined the firm in 1989. Michael, who became a portfolio manager in 1992, was previously a fixed-income fund manager and trader. He received a B.A. from the College of Idaho and an M.B.A. from Western Washington University. He is a member of the CFA Institute and the Portland Society of Financial Analysts.

Stephen J. Candido, CFA, Managing Director at Nuveen Asset Management, is a portfolio manager for high yield municipal strategies at Nuveen, managing high yield funds and institutional accounts. He also has responsibility for tax-exempt open-end funds and closed-end funds that allocate to both investment grade and high yield municipals. Stephen started working in the investment industry in 1996 when he joined Nuveen in the Unit Trust Division. Prior to his current role, he was a vice president and senior research analyst specializing in high yield sectors including land secured credits, project finance and housing. Stephen was also an assistant vice president for Nuveen’s Global Structured Products team beginning in 2005. He also served as the manager of the Fixed Income Unit Trust Product Management and Pricing Group starting in 2001 and prior to that held positions as an equity research analyst and fixed income pricing analyst. Stephen graduated with a B.S. in Finance from Miami University and an M.B.A. in Finance from the University of Illinois at Chicago. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago.

(a)(2) Other Accounts Managed by Portfolio Managers

Other Accounts Managed. In addition to managing the registrant, the Portfolio Managers are also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Michael Hamilton	Registered Investment Company	18	$11.14 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	3	$256.37 million

Stephen J. Candido	Registered Investment Company	30	$51.72 billion
	Other Pooled Investment Vehicles	2	$397.03 million
	Other Accounts	3	$202.41 million

* Assets are as of October 31, 2025. None of the assets in these accounts are subject to an advisory fee based on performance.

Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by a portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

(a)(3) Fund Manager Compensation

As of the most recently completed fiscal year end, the primary Portfolio Managers’ compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

(a)(4) Beneficial Ownership of NAD Securities

As of October 31, 2025, the portfolio managers beneficially owned the following dollar range of equity securities issued by the Fund.

Name of Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Hamilton	X
Stephen J. Candido	X

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Municipal Income Fund

Date: January 7, 2026	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 7, 2026	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer (principal executive officer)

Date: January 7, 2026	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)